UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2018
Date of reporting period: June 30, 2018

____________________

ITEM 1. REPORT TO STOCKHOLDERS

DAVIS SERIES, INC.	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Series, Inc. prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.
Shares of the Davis Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds' Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds' website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds' Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds' website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q and Form N-MFP
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. In addition, Davis Government Money Market Fund files its complete schedule of portfolio holdings with the SEC for each month end on Form N-MFP. The Funds' Form N-Q and Davis Government Money Market Fund's Form N-MFP are available without charge, upon request, by calling 1-800-279-0279, on the Funds' website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS SERIES, INC.	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers' savings, the management team and Directors of Davis Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Manager Commentary for certain funds, which is published semi-annually. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis
President

August 1, 2018

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS OPPORTUNITY FUND

Performance Overview
Davis Opportunity Fund underperformed the Standard & Poor's 1500® Index ("S&P 1500®") for the six-month period ended June 30, 2018 (the "period"). The Fund's Class A shares delivered a total return on net asset value of 2.03%, versus a 2.91% return for the S&P 1500®. The sectors1 within the S&P 1500® that reported the strongest performance were Consumer Discretionary (up 11%), Information Technology (up 10%), and Energy (up 7%). The sectors within the S&P 1500® that reported the weakest performance were Consumer Staples (down 8%), Telecommunication Services (down 8%), and Industrials (down 4%).

Detractors from Performance
The Fund's Financial sector holdings were the most significant detractor2 from performance on an absolute basis and were also a detractor on a relative basis. The Fund's Financial holdings were down 6%, versus down 2% for the S&P 1500®. Wells Fargo3 (down 7%) and Capital One Financial (down 7%) were weak performing securities during the period.

Likewise, the Fund's Energy holdings hurt performance on both an absolute and relative basis when compared to the S&P 1500® due to weaker stock selection (down 3%, versus up 7%). Seven Generations Energy (down 26%), a new purchase for the period, Cabot Oil & Gas (down 16%), which was subsequently sold, and EQT Midstream Partners (down 27%) were key detractors.

While a positive contributor on an absolute basis, the Fund's Consumer Discretionary holdings were the most significant detractor to the Fund's performance on a relative basis. Returns on the Fund's holdings in this sector were up 2%, versus up 11% for the S&P 1500®. Adient (down 37%) was the top detractor for the period. Didi Chuxing (down 7%), and JD.com (down 6%) also hindered performance.

Fang Holdings (down 30%) from the Information Technology sector and Johnson Controls (down 11%) from the Industrials sector were also among the top detractors during the period.

The Fund had an average weighting of 23% of its net assets in foreign securities during the period. The Fund's foreign securities underperformed the domestic holdings (down less than 1%, versus up 3%).

Contributors to Performance
Returns from holdings in Information Technology, the second-strongest sector for the period, were the most significant contributor to absolute performance. The Fund's Information Technology holdings performed in-line with those of the S&P 1500® (both up 10%). ANGI Homeservices (up 47%), Facebook (up 10%), iQIYI (up 79%), a new purchase, and Alphabet (up 7%) were top contributors for the period. Alphabet was the top holding at roughly 8% of net assets at the end of the period.

The Fund's Health Care holdings contributed to absolute performance and when compared to the S&P 1500®. The Fund benefited from its stock selection in this sector (up 11%, versus up 3% for the S&P 1500®). Shire (up 34%), a new holding during the period, and Diplomat Pharmacy (up 16%), which was sold during the period, aided Fund performance.

The Fund's Consumer Discretionary holdings helped absolute performance. Amazon (up 45%) was the top contributor for the period. Meanwhile, the Fund's Industrial holdings were a substantial contributor when compared to the S&P 1500® (up 1%, versus down 4%). Safran (up 20%) was a strong performing security.

Another security which helped performance was Apache (up 12%), a top holding, from the Energy sector.

When compared to the S&P 1500®, the Fund benefited significantly by not having any position in the two weakest sectors, Consumer Staples and Telecommunication Services. The Fund benefited from an average weighting of 4% of its net assets in Cash & Equivalents.

 Davis Opportunity Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Opportunity Fund's principal risks are: common stock risk, depositary receipts risk, emerging market risk, fees and expenses risk, foreign country risk, foreign currency risk, headline risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.

Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2018, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2018, unless otherwise noted.
[1]
The companies included in the Standard & Poor's 1500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund's concentration policy.

[2]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS OPPORTUNITY FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Opportunity Fund Class A versus the Russell 3000® Index and the Standard & Poor's 1500® Index over 10 years for an Investment made on June 30, 2008

Average Annual Total Return for periods ended June 30, 2018

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	13.94%	14.17%	10.66%	11.03%	12/01/94	0.94%	0.94%
Class A - with sales charge	8.52%	13.07%	10.13%	10.80%	12/01/94	0.94%	0.94%
Class C**	12.07%	13.28%	9.79%	7.31%	08/15/97	1.71%	1.71%
Class Y	14.19%	14.44%	10.96%	8.19%	09/18/97	0.69%	0.69%
Russell 3000® Index***	14.78%	13.30%	10.23%	10.12%
S&P 1500® Index***	14.50%	13.40%	10.29%	10.17%

The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Investments cannot be made directly in the Index.
The Standard & Poor's 1500® Index is comprised of the S&P 500®, S&P MidCap 400®, and S&P SmallCap 600® indices, which together represent approximately 90% of U.S. market capitalization. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com.
Davis Opportunity Fund's performance benefited from IPO purchases in 2013 and 2014. After purchase, the IPOs rapidly increased in value. The Adviser purchases shares intending to benefit from long-term growth of the underlying company; the rapid appreciation of the IPOs were unusual occurrences.

*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge.
***Inception return is from 12/01/94.

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS GOVERNMENT BOND FUND

Performance Overview

Davis Government Bond Fund underperformed the Bloomberg Barclays U.S. Government 1-3 Year Bond Index ("Barclays Index") for the six-month period ended June 30, 2018 (the "period"). The Fund's Class A shares delivered a total return on net asset value of negative 0.48%, versus a 0.06% return for the Barclays Index.

The Fund's investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity of three years or less. Consistent with its investment strategy, the Fund maintained a short weighted average maturity (2.43 years as of the end of the period). At the end of the period, the Fund had 97% of net assets invested in mortgage securities.

Expenses weighed on the performance of the Fund.

Davis Government Bond Fund's investment objective is current income. There can be no assurance that the Fund will achieve its objective. Davis Government Bond Fund's principal risks are: changes in debt rating risk, credit risk, extension and prepayment risk, fees and expenses risk, inflation risk, interest rate risk, repurchase agreement risk, U.S. Government securities risk, and variable current income risk. See the prospectus for a full description of each risk.

Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2018, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2018, unless otherwise noted.

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS GOVERNMENT BOND FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Government Bond Fund Class A versus the FTSE U.S. Treasury/Agency 1-3 Year Index and the Bloomberg Barclays U.S. Government
1-3 Year Bond Index over 10 years for an investment made on June 30, 2008

Average Annual Total Return for periods ended June 30, 2018

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	(0.92)%	0.17%	1.01%	3.04%	12/01/94	1.18%	1.18%
Class A - with sales charge	(5.63)%	(0.80)%	0.52%	2.82%	12/01/94	1.18%	1.18%
Class C**	(2.66)%	(0.59)%	0.21%	1.70%	08/19/97	1.99%	1.99%
Class Y	(0.68)%	0.51%	1.26%	2.49%	09/01/98	0.98%	0.98%
FTSE U.S. Treasury/Agency 1-3 Year Index***	0.07%	0.57%	1.29%	3.63%
Bloomberg Barclays U.S. Government 1-3 Year Bond Index ***	0.03%	0.59%	1.32%	3.64%

The FTSE U.S. Treasury/Agency 1-3 Year Index (formerly known as the Citigroup U.S. Treasury/Agency 1-3 Year Index) is a recognized unmanaged index of short-term U.S. Government securities' performance. Investments cannot be made directly in the Index.
The Bloomberg Barclays U.S. Government 1-3 Year Bond Index measures the investment grade, U.S. dollar-denominated, fixed-rate Treasuries and government-related securities. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com.
*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge.
***Inception return is from 12/01/94.

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS FINANCIAL FUND

Performance Overview
Davis Financial Fund underperformed the Standard & Poor's 500® Index ("S&P 500®") for the six-month period ended June 30, 2018 (the "period"). The Fund's Class A shares delivered a total return on net asset value of negative 1.69%, versus a 2.65% return for the S&P 500®. The Financials sector1 holdings for the Fund were down 1% and down 3% for the S&P 500®. The sectors within the S&P 500® that reported the strongest performance were Consumer Discretionary (up 11%), Information Technology (up 11%), and Energy (up 7%). The sectors within the S&P 500® that reported the weakest performance were Consumer Staples (down 9%), Telecommunication Services (down 8%), and Industrials (down 5%).

Detractors from Performance
While the Fund's Insurance holdings outperformed those of the S&P 500® (down 4%, versus down 7%), Insurance holdings were the most significant detractor2 from the Fund's performance on both an absolute and relative basis at the industry level. Chubb3 (down 12%), Markel (down 5%), Loews (down 3%), and American International Group (down 10%) hindered the Fund's performance.

Likewise, while the Fund's Consumer Finance holdings beat those of the S&P 500® (down 4%, versus down 5%), they were also a key detractor from performance on a relative and absolute basis. Capital One Financial (down 7%), the second largest holding, was the top detractor for the period.

Goldman Sachs (down 13%) from Capital Markets, Berkshire Hathaway (down 5%) from the Diversified Financial Services industry,  Wells Fargo (down 7%), U.S. Bancorp (down 6%), the Fund's top holding, and PNC Financial (down 5%) from the Banks industry, and Cielo (down 42%) from the Information Technology sector were among the weakest performers for the period. Cielo was sold during the period.

Contributors to Performance
The Fund's Diversified Financial Services holdings were the most significant contributor to the Fund's performance on both an absolute and relative basis. Returns on the Fund's Diversified Financial Services holdings were up 3%, versus up 2% for the S&P 500®. Visa (up 17%) was the top contributor for the period.

The Fund is allowed to invest a portion of its net assets in non-Financial securities. The Fund held roughly 3% of its net assets in one security from the Information Technology sector, Alphabet, which was a contributor to the Fund's performance (up 7%).

While the Fund's return on Bank holdings in aggregate were flat, a number of individual Bank securities aided the Fund's performance, including Bank of N.T. Butterfield & Son (up 23%), DBS Group Holdings (up 9%), and DNB ASA (up 5%). Bank of N.T. Butterfield & Son and DNB ASA were purchased during the period.

KKR (up 20%) and Bank of New York Mellon (up 1%) from Capital Markets and Everest Re Group (up 5%) and Marsh & McLennan (up 2%) from Insurance were key contributors to performance.

The Fund had an average weighting of 13% of its net assets in foreign securities. The Fund's foreign holdings significantly outperformed its domestic holdings (up 4%, compared to down 2%).

Davis Financial Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Fund's principal risks are: common stock risk, credit risk, depositary receipts risk, emerging market risk, fees and expenses risk, financial services risk, focused portfolio risk, foreign country risk, foreign currency risk, headline risk, interest rate sensitivity risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.

Davis Financial Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.

Davis Financial Fund is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund's portfolio in a few companies, the Fund's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2018, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2018, unless otherwise noted.

[1]
The companies included in the Standard & Poor's 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund's concentration policy.

[2]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS FINANCIAL FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Financial Fund Class A versus the
Standard & Poor's 500® Index over 10 years for an investment made on June 30, 2008

Average Annual Total Return for periods ended June 30, 2018

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	8.69%	12.14%	9.28%	11.73%	05/01/91	0.95%	0.95%
Class A - with sales charge	3.52%	11.06%	8.75%	11.53%	05/01/91	0.95%	0.95%
Class C**	6.85%	11.20%	8.34%	6.38%	08/12/97	1.70%	1.70%
Class Y	8.94%	12.37%	9.46%	8.14%	03/10/97	0.70%	0.70%
S&P 500® Index***	14.37%	13.42%	10.17%	9.75%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com.
*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge.
***Inception return is from 05/01/91.

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS APPRECIATION & INCOME FUND

Performance Overview
Davis Appreciation & Income Fund underperformed the Standard & Poor's 500® Index ("S&P 500®") for the six-month period ended June 30, 2018 (the "period"). The Fund's Class A shares delivered a total return on net asset value of 1.35%, versus a 2.65% return for the S&P 500®. The sectors1 within the S&P 500® that reported the strongest performance were Consumer Discretionary (up 11%), Information Technology (up 11%), and Energy (up 7%). The sectors within the S&P 500® that reported the weakest performance were Consumer Staples (down 9%), Telecommunication Services (down 8%), and Industrials (down 5%).

The Fund ended the period with 73% of net assets invested in equities and 23% in fixed-income securities.

Detractors from Performance
The Fund's Financial sector equity position was the most significant detractor2 from performance on an absolute basis and also detracted from performance relative to the S&P 500®. The Fund was hindered by its overweight position (24%, versus 16% for the S&P 500®) in this sector. Four Financial securities were among the top detractors for the period. The Fund's largest holding, Berkshire Hathaway3 (down 6%), the Fund's third largest holding, Capital One Financial (down 7%), Wells Fargo (down 7%), and U.S. Bancorp (down 6%) were all key detractors.

The most important detractor for the Fund when compared to the S&P 500® was its Information Technology equity position. The Fund was hindered as a result of it being underweight in the Information Technology sector (15% average weighting, versus 24%), and also from weaker stock selection (up 7%, versus up 11%). Applied Materials (down 9%) hurt the Fund's performance.

The Fund's Energy equity holdings weighed on both absolute and relative performance. The Fund's Energy holdings were down 2%, while the S&P 500®'s were up 7%. EQT Midstream Partners (down 27%) was the top detractor for the period. The Material sector also hurt the Fund's performance (down 12%, versus down 3% for the S&P 500®). Among the weakest performing securities was LafargeHolcim (down 11%).

Other weaker performing equity securities for the period were Johnson Controls (down 11%) and United Technologies (down 1%), a top holding, from the Industrial sector. A weak performing fixed-income security was Oracle (down 2%).

The Fund had an average weighting of 11% of its net assets in foreign equity securities, which underperformed the U.S. holdings (up less than 1%, versus up 2%).

Contributors to Performance
The Fund's Consumer Discretionary sector equity holdings helped both absolute and relative performance. It was the top absolute contributor with a 45% return, versus an 11% return for the S&P 500®'s Consumer Discretionary holdings. The top contributor for the period was Amazon (up 45%).

The Fund held 27% of its net assets in fixed-income securities and Cash & Equivalents during the period. These holdings were a significant contributor to the Fund's performance. The Fund continued to hold a Thornburg Mortgage fixed-income security, which was a top contributor.

The Fund's Industrial equity holdings helped both relative and absolute performance (up 4%, versus down 5% for the S&P 500®). Safran (up 20%), the second largest holding, was a key contributor during the period.

While the Fund's Information Technology equity holdings were a key detractor compared to the S&P 500®, five of the Fund's top ten contributors were Information Technology holdings. The contributors included Microsoft (up 16%), Intel (up 11%), a new purchase during the period, Facebook (up 10%), Alphabet (up 7%), and Texas Instruments (up 7%).

Occidental Petroleum (up 16%) and Apache (up 12%) from the Energy sector helped performance.

Davis Appreciation & Income Fund's investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Appreciation & Income Fund's principal risks are: bonds and other debt securities risk, changes in debt rating risk, common stock risk, convertible securities risk, credit risk, depositary receipts risk, extension and prepayment risk, fees and expenses risk, foreign country risk, headline risk, high-yield, high-risk debt securities risk, interest rate risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, preferred stock risk, stock market risk, and variable current income risk. See the prospectus for a full description of each risk.

Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2018, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2018, unless otherwise noted.
[1]
The companies included in the Standard & Poor's 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund's concentration policy.

[2]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Appreciation & Income Fund Class A versus the
Standard & Poor's 500® Index over 10 years for an investment made on June 30, 2008

Average Annual Total Return for periods ended June 30, 2018

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	10.04%	7.34%	6.19%	8.12%	05/01/92	1.01%	1.01%
Class A - with sales charge	4.81%	6.30%	5.67%	7.92%	05/01/92	1.01%	1.01%
Class C**	8.22%	6.48%	5.33%	4.82%	08/12/97	1.76%	1.76%
Class Y	10.39%	7.59%	6.42%	6.95%	11/13/96	0.68%	0.68%
S&P 500® Index***	14.37%	13.42%	10.17%	9.67%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com.
*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge.
***Inception return is from 05/01/92.

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS REAL ESTATE FUND

Performance Overview
Davis Real Estate Fund outperformed the Wilshire U.S. Real Estate Securities Index ("Wilshire Index") for the six-month period ended June 30, 2018 (the "period"). The Fund's Class A shares delivered a total return on net asset value of 2.37%, versus a 1.60% return for the Wilshire Index. The sub-industries1 within the Wilshire Index that reported the strongest performance were Real Estate Operating Companies (up 24%), Hotel & Resort REITs (up 8%), and Industrial REITs (up 6%). The sub-industries within the Wilshire Index that reported the weakest performance were Retail REITs (down 3%), Diversified REITs (down 1%), and Office REITs (down less than 1%).

Contributors to Performance
The Fund's Specialized REITs holdings made the most significant contribution2 to performance. The Fund benefited primarily from stock selection (up 6%, compared to up 4% for the Wilshire Index) in Specialized REITs, and its overweight position in this sub-industry (21%, versus 17% for the Wilshire Index) also aided its relative performance. Four of the Fund's Specialized REITs holdings were top performers for the period, including the largest contributor, Extra Space Storage3 (up 16%), Public Storage (up 11%), CubeSmart (up 14%), and Life Storage (up 12%).

The Fund also benefited from its stock selection and overweight position (average weighting of 14%, versus 9% for the Wilshire Index) in the Industrial REITs sub-industry. The Fund's Industrial REITs holdings were up 8%, versus up 6% for the Wilshire Index. DCT Industrial Trust (up 15%), Rexford Industrial Realty (up 9%), and First Industrial Realty (up 7%) were key contributors to performance.

The Fund's holdings in the Residential REITs sub-industry (up 3%, versus up 1% for the Wilshire Index) and Office REITs sub-industry (up 1%, versus down less than 1% for the Wilshire Index) aided performance on an absolute and relative basis. Education Realty Trust (up 28%), a new holding during the period, and American Campus Communities (up 7%) from the Residential REITs sub-industry helped performance.

LaSalle Hotel Properties (up 45%) from the Hotel & Resort REITs sub-industry was a top contributor to performance. LaSalle Hotel Properties was purchased and subsequently sold during the period.

The Fund held an average of 4% of its net assets in Cash & Equivalents, which was a contributor relative to the Wilshire Index.

Detractors from Performance
The Fund's Retail REITs holdings were the most significant detractor from performance on an absolute basis (down 2%). Five of the top ten detractors came from this sub-industry. They include GGP (down 12%), Regency Centers (down 9%), DDR (down 20%), Cedar Realty Trust (down 12%), and Kimco Realty (down 5%). The Fund no longer owns DDR or Cedar Realty Trust.

On a relative basis, the most important detractor from the Fund's performance was the Health Care REITs sub-industry. The Fund was significantly underweight (3% average weight, compared with 11% average weight for the Wilshire Index) and was hindered by stock selection in this sub-industry (down 6%, versus up 2% for the Wilshire Index). Welltower (down 16%) and Ventas (down 13%), which were both subsequently sold during the period, were the two leading detractors for the period.

The Fund was hindered by not holding securities in the strongest performing sub-industry within the Wilshire Index, Real Estate Operating Companies. Likewise, while the Fund's holdings in the Hotel & Resort REITs sub-industry outperformed those of the Wilshire Index (up 16%, compared to up 8%), the Fund was hindered by its underweight position in the Hotel & Resort REITs sub-industry when compared to the Wilshire Index (average weighting of 2%, versus 7%).

Additional securities which weighed on performance included CyrusOne (down less than 1%) from the Specialized REITs sub-industry and Brandywine Realty Trust (down 5%) from the Office REITs sub-industry.

Davis Real Estate Fund's investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Fund's principal risks are: common stock risk, fees and expenses risk, headline risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, real estate risk, stock market risk, and variable current income risk. See the prospectus for a full description of each risk.

Davis Real Estate Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a fund that does not concentrate its portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2018, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2018, unless otherwise noted.
[1]	The companies included in the Wilshire U.S. Real Estate Securities Index are divided into ten sub-industries.
[2]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS REAL ESTATE FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Real Estate Fund Class A versus the
Standard & Poor's 500® Index and the Wilshire U.S. Real Estate Securities Index
 over 10 years for an investment made on June 30, 2008

Average Annual Total Return for periods ended June 30, 2018

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	7.84%	8.81%	6.16%	9.62%	01/03/94	0.99%	0.99%
Class A - with sales charge	2.72%	7.76%	5.64%	9.40%	01/03/94	0.99%	0.99%
Class C**	5.96%	7.88%	5.26%	6.98%	08/13/97	1.83%	1.83%
Class Y	8.12%	9.06%	6.45%	9.09%	11/08/96	0.73%	0.73%
S&P 500® Index***	14.37%	13.42%	10.17%	9.60%
Wilshire U.S. Real Estate Securities Index***	4.00%	8.80%	7.91%	10.25%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com.
*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge.
***Inception return is from 01/03/94.

DAVIS SERIES, INC.	Fund Overview
DAVIS OPPORTUNITY FUND	June 30, 2018 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/18 Net Assets)		(% of 06/30/18 Stock Holdings)

			Fund	S&P 1500®
Common Stock (U.S.)	73.36%	Information Technology	26.15%	24.95%
Common Stock (Foreign)	16.38%	Retailing	15.71%	6.79%
Preferred Stock (Foreign)	6.85%	Energy	15.51%	6.20%
Short-Term Investments	3.50%	Capital Goods	12.39%	7.18%
Other Assets & Liabilities	(0.09)%	Health Care	9.74%	13.69%
	100.00%	Banks	6.36%	6.44%
		Automobiles & Components	6.04%	0.67%
		Diversified Financials	5.17%	5.14%
		Insurance	2.93%	2.55%
		Food, Beverage & Tobacco	–	3.74%
		Real Estate	–	3.42%
		Utilities	–	3.06%
		Materials	–	2.99%
		Other	–	13.18%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/18 Net Assets)

Alphabet Inc. *	Software & Services	7.79%
Apache Corp.	Energy	6.13%
Amazon.com, Inc.	Retailing	5.95%
Wells Fargo & Co.	Banks	4.88%
Aetna Inc.	Health Care Equipment & Services	4.73%
United Technologies Corp.	Capital Goods	4.18%
Facebook, Inc., Class A	Software & Services	4.13%
Adient PLC	Automobiles & Components	3.97%
Grab Holdings Inc., Pfd. **	Retailing	3.55%
Encana Corp.	Energy	3.45%

* Alphabet Inc. holding includes Class A and Class C.
** Grab Holdings Inc., Pfd. holding includes Series F and Series G.

DAVIS SERIES, INC.	Fund Overview
DAVIS GOVERNMENT BOND FUND	June 30, 2018 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/18 Net Assets)		(% of 06/30/18 Fixed Income)

Fixed Income	96.58%	Collateralized Mortgage Obligations	85.23%
Short-Term Investments	6.40%	Ginnie Mae Mortgage Pools	8.93%
Other Assets & Liabilities	(2.98)%	Fannie Mae Mortgage Pools	5.80%
	100.00%	Other Agencies	0.04%
			100.00%

Top 10 Fixed Income Holdings
(% of Fund's 06/30/18 Net Assets)

Freddie Mac Multifamily Structured Pass-Through, 2.864%, 08/25/22	Collateralized Mortgage Obligations	10.19%
Freddie Mac Multifamily Structured Pass-Through, 5.085%, 03/25/19	Collateralized Mortgage Obligations	6.92%
Freddie Mac Multifamily Structured Pass-Through, 2.566%, 09/25/20	Collateralized Mortgage Obligations	6.82%
Ginnie Mae, 4.70%, 01/20/63, Pool No. AC0934	Ginnie Mae Mortgage Pools	6.39%
Freddie Mac, 3.10%, 03/15/25	Collateralized Mortgage Obligations	5.93%
Ginnie Mae, 1.45%, 10/16/40	Collateralized Mortgage Obligations	5.77%
Fannie Mae, 3.00%, 04/25/41	Collateralized Mortgage Obligations	5.39%
Fannie Mae, 4.00%, 05/01/29, Pool No. AL7358	Fannie Mae Mortgage Pools	5.33%
Fannie Mae, 3.50%, 01/25/39	Collateralized Mortgage Obligations	5.25%
Freddie Mac, 2.00%, 06/15/28	Collateralized Mortgage Obligations	4.33%

DAVIS SERIES, INC.	Fund Overview
DAVIS GOVERNMENT MONEY MARKET FUND	June 30, 2018 (Unaudited)

Portfolio Composition		Maturity Diversification
(% of Fund's 06/30/18 Net Assets)		(% of 06/30/18 Portfolio Holdings)

Repurchase Agreements	46.67%	0-30 Days	69.91%
Federal Home Loan Bank	19.16%	31-90 Days	5.85%
Federal Farm Credit Bank	14.17%	91-180 Days	11.59%
Fannie Mae	8.87%	181-397 Days	12.65%
Freddie Mac	6.69%		100.00%
Other Assets & Liabilities	4.44%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification table are considered to be the effective maturities, based on the reset dates of the securities' variable rates. See the Fund's Schedule of Investments for a listing of the floating rate securities.

DAVIS SERIES, INC.	Fund Overview
DAVIS FINANCIAL FUND	June 30, 2018 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/18 Net Assets)		(% of 06/30/18 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	81.73%	Diversified Financials	43.18%	5.32%
Common Stock (Foreign)	13.80%	Banks	30.46%	6.14%
Short-Term Investments	4.57%	Insurance	23.34%	2.39%
Other Assets & Liabilities	(0.10)%	Information Technology	3.02%	25.96%
	100.00%	Health Care	–	14.08%
		Retailing	–	7.15%
		Capital Goods	–	6.82%
		Energy	–	6.34%
		Food, Beverage & Tobacco	–	3.91%
		Utilities	–	2.95%
		Other	–	18.94%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/18 Net Assets)

U.S. Bancorp	Banks	6.78%
Capital One Financial Corp.	Consumer Finance	6.17%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	6.12%
American Express Co.	Consumer Finance	5.95%
Wells Fargo & Co.	Banks	5.10%
Bank of New York Mellon Corp.	Capital Markets	5.08%
Markel Corp.	Property & Casualty Insurance	5.00%
JPMorgan Chase & Co.	Banks	4.71%
DNB ASA	Banks	4.12%
Chubb Ltd.	Property & Casualty Insurance	4.01%

DAVIS SERIES, INC.	Fund Overview
DAVIS APPRECIATION & INCOME FUND	June 30, 2018 (Unaudited)

Asset Allocation		Equity Industry Weightings
(% of Fund's 06/30/18 Net Assets)		(% of 06/30/18 Stock Holdings)

			Fund	S&P 500®
Equities	73.02%	Diversified Financials	21.79%	5.32%
Bonds	23.03%	Information Technology	21.04%	25.96%
Short-Term Investments	4.02%	Capital Goods	14.26%	6.82%
Other Assets & Liabilities	(0.07)%	Banks	13.99%	6.14%
	100.00%	Energy	13.30%	6.34%
		Materials	4.68%	2.61%
		Retailing	4.15%	7.15%
		Health Care	3.70%	14.08%
		Insurance	3.09%	2.39%
		Food, Beverage & Tobacco	–	3.91%
		Utilities	–	2.95%
		Real Estate	–	2.86%
		Other	–	13.47%
			100.00%	100.00%

Equity Portfolio Composition		Top 10 Equity Holdings
(% of Fund's 06/30/18 Stock Holdings)		(% of Fund's 06/30/18 Net Assets)

Common Stock (U.S.)	81.17%	Berkshire Hathaway Inc., Class B	4.83%
Common Stock (Foreign)	15.96%	Safran S.A.	4.32%
Institutional Preferred	2.87%	Capital One Financial Corp.	3.73%
	100.00%	United Technologies Corp.	3.70%
		Bank of New York Mellon Corp.	3.44%
		LafargeHolcim Ltd.	3.42%
		EQT Midstream Partners L.P.	3.31%
		Wells Fargo & Co.	3.23%
		U.S. Bancorp	3.07%
		Alphabet Inc., Class C	3.03%

Bond Portfolio Composition		Top 5 Bond Holdings
(% of Fund's 06/30/18 Bond Holdings)		(% of Fund's 06/30/18 Net Assets)

Corporate Bonds	50.45%	General Motors Financial Co., Inc., Sr. Notes,
Mortgages	36.20%	3.9077% (3 month LIBOR + 156), 01/15/20	1.92%
U.S. Government	13.35%	Freddie Mac Multifamily Structured Pass-Through,
	100.00%	3.13%, 06/25/21	1.87%
		Oracle Corp., Sr. Notes, 1.90%, 09/15/21	1.87%
		Verizon Communications Inc., Sr. Notes, 2.8794%
		(3 month LIBOR + 55), 05/22/20	1.85%
		Ginnie Mae, Series 2017-H06, 2.3293% (12 month
		LIBOR + 22), 02/20/67	1.79%

DAVIS SERIES, INC.	Fund Overview
DAVIS REAL ESTATE FUND	June 30, 2018 (Unaudited)

Portfolio Composition		Sub-Industry Weightings
(% of Fund's 06/30/18 Net Assets)		(% of 06/30/18 Stock Holdings)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock (U.S.)	95.90%	Specialized REITs	22.53%	17.08%
Common Stock (Foreign)	0.84%	Retail REITs	20.67%	17.75%
Preferred Stock	0.24%	Office REITs	17.33%	15.25%
Short-Term Investments	2.29%	Residential REITs	16.48%	18.34%
Other Assets & Liabilities	0.73%	Industrial REITs	15.59%	9.08%
	100.00%	Diversified REITs	3.32%	3.90%
		Hotel & Resort REITs	2.05%	6.86%
		Health Care REITs	1.61%	11.07%
		Information Technology	0.42%	–
		Real Estate Operating Companies	–	0.37%
		Hotels, Resorts & Cruise Lines	–	0.30%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/18 Net Assets)

Simon Property Group, Inc.	Retail REITs	6.50%
AvalonBay Communities, Inc.	Residential REITs	4.14%
Prologis, Inc.	Industrial REITs	3.78%
Equinix, Inc.	Specialized REITs	3.57%
Forest City Realty Trust Inc., Class A	Diversified REITs	3.22%
Boston Properties, Inc.	Office REITs	2.96%
Public Storage	Specialized REITs	2.69%
Extra Space Storage Inc.	Specialized REITs	2.63%
Camden Property Trust	Residential REITs	2.49%
Rexford Industrial Realty, Inc.	Industrial REITs	2.47%

DAVIS SERIES, INC.	Expense Example (Unaudited)

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended June 30, 2018.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

DAVIS SERIES, INC.	Expense Example (Unaudited) – (Continued)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/30/18)	(01/01/18-06/30/18)
Davis Opportunity Fund
Class A (annualized expense ratio 0.94%**)
Actual	$1,000.00	$1,020.26	$4.71
Hypothetical	$1,000.00	$1,020.13	$4.71
Class C (annualized expense ratio 1.71%**)
Actual	$1,000.00	$1,016.14	$8.55
Hypothetical	$1,000.00	$1,016.31	$8.55
Class Y (annualized expense ratio 0.69%**)
Actual	$1,000.00	$1,021.15	$3.46
Hypothetical	$1,000.00	$1,021.37	$3.46
Davis Government Bond Fund
Class A (annualized expense ratio 1.18%**)
Actual	$1,000.00	$995.18	$5.84
Hypothetical	$1,000.00	$1,018.94	$5.91
Class C (annualized expense ratio 1.99%**)
Actual	$1,000.00	$992.47	$9.83
Hypothetical	$1,000.00	$1,014.93	$9.94
Class Y (annualized expense ratio 0.98%**)
Actual	$1,000.00	$996.27	$4.85
Hypothetical	$1,000.00	$1,019.93	$4.91
Davis Government Money Market Fund
Class A, C, and Y (annualized expense ratio 0.60%**)
Actual	$1,000.00	$1,005.08	$2.98
Hypothetical	$1,000.00	$1,021.82	$3.01
Davis Financial Fund
Class A (annualized expense ratio 0.95%**)
Actual	$1,000.00	$983.06	$4.67
Hypothetical	$1,000.00	$1,020.08	$4.76
Class C (annualized expense ratio 1.70%**)
Actual	$1,000.00	$979.43	$8.34
Hypothetical	$1,000.00	$1,016.36	$8.50
Class Y (annualized expense ratio 0.70%**)
Actual	$1,000.00	$984.30	$3.44
Hypothetical	$1,000.00	$1,021.32	$3.51
Davis Appreciation & Income Fund
Class A (annualized expense ratio 1.01%**)
Actual	$1,000.00	$1,013.53	$5.04
Hypothetical	$1,000.00	$1,019.79	$5.06
Class C (annualized expense ratio 1.76%**)
Actual	$1,000.00	$1,009.89	$8.77
Hypothetical	$1,000.00	$1,016.07	$8.80
Class Y (annualized expense ratio 0.68%**)
Actual	$1,000.00	$1,015.22	$3.40
Hypothetical	$1,000.00	$1,021.42	$3.41
Davis Real Estate Fund
Class A (annualized expense ratio 0.99%**)
Actual	$1,000.00	$1,023.74	$4.97
Hypothetical	$1,000.00	$1,019.89	$4.96
Class C (annualized expense ratio 1.83%**)
Actual	$1,000.00	$1,019.56	$9.16
Hypothetical	$1,000.00	$1,015.72	$9.15
Class Y (annualized expense ratio 0.73%**)
Actual	$1,000.00	$1,025.33	$3.67
Hypothetical	$1,000.00	$1,021.17	$3.66

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	June 30, 2018 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (89.74%)
CONSUMER DISCRETIONARY – (14.16%)
Automobiles & Components – (5.83%)
Adient PLC	545,081	$26,812,534
Aptiv PLC	137,060	12,558,808
		39,371,342
Retailing – (8.33%)
Amazon.com, Inc. *	23,632	40,169,673
JD.com Inc., Class A, ADR (China)*	411,688	16,035,248
		56,204,921
	Total Consumer Discretionary	95,576,263
ENERGY – (14.98%)
Apache Corp.	884,370	41,344,297
Encana Corp. (Canada)	1,786,812	23,317,897
EQT Midstream Partners L.P.	94,800	4,890,732
Seven Generations Energy Ltd., Class A (Canada)*	947,000	10,437,782
TPG Pace Energy Holdings Corp., Class A *	1,941,190	21,100,735
	Total Energy	101,091,443
FINANCIALS – (13.96%)
Banks – (6.14%)
JPMorgan Chase & Co.	81,604	8,503,137
Wells Fargo & Co.	594,181	32,941,395
		41,444,532
Diversified Financials – (4.99%)
Consumer Finance – (2.35%)
Capital One Financial Corp.	172,980	15,896,862
Diversified Financial Services – (2.64%)
Berkshire Hathaway Inc., Class B *	95,343	17,795,771
		33,692,633
Insurance – (2.83%)
Multi-line Insurance – (1.40%)
Sul America S.A. (Brazil)	2,003,510	9,449,568
Property & Casualty Insurance – (1.43%)
Markel Corp. *	8,907	9,658,305
		19,107,873
	Total Financials	94,245,038
HEALTH CARE – (9.41%)
Health Care Equipment & Services – (8.02%)
Aetna Inc.	173,800	31,892,300
Express Scripts Holding Co. *	151,573	11,702,951
Quest Diagnostics Inc.	49,373	5,428,068
UnitedHealth Group Inc.	20,685	5,074,858
		54,098,177
Pharmaceuticals, Biotechnology & Life Sciences – (1.39%)
Shire PLC, ADR (United Kingdom)	55,570	9,380,216
	Total Health Care	63,478,393
INDUSTRIALS – (11.97%)
Capital Goods – (11.97%)
Eaton Corp. PLC	131,157	9,802,674

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2018 (Unaudited)

	Shares/Units/ Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Ferguson PLC (United Kingdom)	90,848	$7,373,647
Johnson Controls International PLC	547,565	18,316,049
Safran S.A. (France)	140,960	17,127,992
United Technologies Corp.	225,446	28,187,513
	Total Industrials	80,807,875
INFORMATION TECHNOLOGY – (25.26%)
Semiconductors & Semiconductor Equipment – (5.49%)
Applied Materials, Inc.	125,040	5,775,598
Intel Corp.	194,700	9,678,537
Qorvo Inc. *	171,500	13,749,155
Texas Instruments Inc.	70,942	7,821,355
		37,024,645
Software & Services – (19.77%)
Alphabet Inc., Class A *	16,791	18,960,229
Alphabet Inc., Class C *	30,145	33,631,269
ANGI Homeservices Inc., Class A *	473,271	7,278,908
ASAC II L.P. *(a)(b)	116,129	113,400
Facebook, Inc., Class A *	143,333	27,852,469
Fang Holdings Ltd., Class A, ADR (China)*	884,182	3,430,626
iQIYI, Inc., Class A, ADR (China)*	248,920	8,040,116
Microsoft Corp.	75,399	7,435,096
Oracle Corp.	170,390	7,507,384
Quotient Technology Inc. *	1,009,953	13,230,384
SAP SE, ADR (Germany)	51,755	5,985,983
		133,465,864
	Total Information Technology	170,490,509
TOTAL COMMON STOCK – (Identified cost $424,562,999)		605,689,521
PREFERRED STOCK – (6.85%)
CONSUMER DISCRETIONARY – (6.85%)
Retailing – (6.85%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	416,153	19,790,281
Didi Chuxing Joint Co., Series B (China)*(a)(b)	52,649	2,503,739
Grab Holdings Inc., Series F (Singapore)*(a)(b)	2,911,103	16,133,071
Grab Holdings Inc., Series G (Singapore)*(a)(b)	1,406,824	7,796,492
	Total Consumer Discretionary	46,223,583
TOTAL PREFERRED STOCK – (Identified cost $36,055,318)		46,223,583
SHORT-TERM INVESTMENTS – (3.50%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.12%, 07/02/18, dated 06/29/18, repurchase value of $7,513,327 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.00%-10.00%, 08/01/18-07/01/48, total market value $7,662,240)	$7,512,000	7,512,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2018 (Unaudited)

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.10%, 07/02/18, dated 06/29/18, repurchase value of $2,560,448 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.379%-5.00%, 04/01/27-02/01/48, total market value $2,611,200)	$2,560,000	$2,560,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.12%, 07/02/18, dated 06/29/18, repurchase value of $4,507,796 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-1.75%, 05/23/19-11/30/19, total market value $4,597,140)	4,507,000	4,507,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.11%, 07/02/18, dated 06/29/18, repurchase value of $9,015,585 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.50%-7.00%, 06/28/23-06/01/48, total market value $9,194,280)	9,014,000	9,014,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $23,593,000)	23,593,000
	Total Investments – (100.09%) – (Identified cost $484,211,317)		675,506,104
	Liabilities Less Other Assets – (0.09%)		(586,183)
		Net Assets – (100.00%)	$674,919,921

ADR: American Depositary Receipt

*	Non-income producing security.

(a)	Restricted Security – See Note 7 of the Notes to Financial Statements.

(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	June 30, 2018 (Unaudited)

	Principal	Value (Note 1)
MORTGAGES – (96.55%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (82.32%)
Fannie Mae, 4.00%, 02/25/19	$10,679	$10,685
Fannie Mae, 3.50%, 10/25/20	187,591	188,216
Fannie Mae, 2.4411% (1 month LIBOR + 35), 07/25/37 (a)	42,342	42,279
Fannie Mae, 3.50%, 01/25/39	1,519,693	1,531,457
Fannie Mae, 3.00%, 04/25/41	1,574,470	1,574,486
Freddie Mac, 4.50%, 07/15/18	159	159
Freddie Mac, 3.10%, 03/15/25	1,724,613	1,731,921
Freddie Mac, 4.00%, 01/15/26	406,690	414,345
Freddie Mac, 4.00%, 06/15/26	586,209	603,234
Freddie Mac, 2.00%, 06/15/28	1,303,650	1,264,448
Freddie Mac, 4.00%, 12/15/39	1,151,554	1,176,822
Freddie Mac, 2.00%, 11/15/40	972,081	941,970
Freddie Mac, 3.00%, 03/15/43	662,110	663,111
Freddie Mac Multifamily Structured Pass-Through, 5.085%, 03/25/19	2,000,000	2,020,800
Freddie Mac Multifamily Structured Pass-Through, 2.566%, 09/25/20	2,000,000	1,989,300
Freddie Mac Multifamily Structured Pass-Through, 2.864%, 08/25/22	3,000,000	2,975,340
Freddie Mac Multifamily Structured Pass-Through, 2.689%, 12/25/24	899,557	875,575
Ginnie Mae, 6.8088%, 06/20/31	1,005,764	1,071,061
Ginnie Mae, 3.00%, 12/20/37	160,531	158,707
Ginnie Mae, 4.00%, 11/20/38	106,446	107,696
Ginnie Mae, 3.50%, 08/20/39	235,703	237,338
Ginnie Mae, 4.00%, 09/20/39	101,482	104,370
Ginnie Mae, 1.45%, 10/16/40	1,746,981	1,683,514
Ginnie Mae, 3.00%, 12/20/61	879,641	879,146
Ginnie Mae, 2.00%, 07/20/62	971,888	962,828
Ginnie Mae, 2.1871% (1 month LIBOR + 27), 01/20/67 (a)	817,663	817,256
	Total Collateralized Mortgage Obligations	24,026,064
FANNIE MAE POOLS – (5.60%)
4.00%, 05/01/29, Pool No. AL7358	1,514,370	1,556,709
6.50%, 07/01/32, Pool No. 635069	28,791	29,881
6.00%, 09/01/37, Pool No. 888796	43,004	47,108
	Total Fannie Mae Pools	1,633,698
GINNIE MAE POOLS – (8.63%)
4.659%, 01/20/63, Pool No. AC0942	624,317	652,459
4.70%, 01/20/63, Pool No. AC0934	1,784,740	1,866,244
	Total Ginnie Mae Pools	2,518,703
TOTAL MORTGAGES – (Identified cost $28,583,239)		28,178,465
OTHER AGENCIES – (0.03%)
Housing Urban Development, 6.00%, 08/01/20	10,000	10,031
TOTAL OTHER AGENCIES – (Identified cost $10,000)		10,031

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	June 30, 2018 (Unaudited)

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (6.40%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.12%, 07/02/18, dated 06/29/18, repurchase value of $594,105 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.00%-10.00%, 08/01/18-07/01/48, total market value $605,880)	$594,000	$594,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.10%, 07/02/18, dated 06/29/18, repurchase value of $203,036 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.379%-5.00%, 04/01/27-02/01/48, total market value $207,060)	203,000	203,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.12%, 07/02/18, dated 06/29/18, repurchase value of $357,063 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 05/23/19-04/01/48, total market value $364,140)	357,000	357,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.11%, 07/02/18, dated 06/29/18, repurchase value of $713,125 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.127%-4.50%, 12/01/24-06/01/48, total market value $727,260)	713,000	713,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,867,000)	1,867,000
	Total Investments – (102.98%) – (Identified cost $30,460,239)		30,055,496
	Liabilities Less Other Assets – (2.98%)		(869,009)
		Net Assets – (100.00%)	$29,186,487

(a)	The interest rates on floating rate securities, shown as of June 30, 2018, may change daily or less frequently and are based on a published reference rate and basis point spread.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	June 30, 2018 (Unaudited)

	Principal	Value (Note 1)
FANNIE MAE – (8.87%)
1.00%, 10/26/18	$1,000,000	$997,403
1.20%, 11/15/18	1,000,000	996,419
1.50%, 11/30/18	500,000	499,303
1.125%, 12/14/18	5,685,000	5,667,252
1.25%, 02/22/19	3,000,000	2,982,446
1.25%, 02/26/19	7,000,000	6,956,871
TOTAL FANNIE MAE – (Identified cost $18,099,694)		18,099,694
FEDERAL FARM CREDIT BANK – (14.17%)
0.70%, 07/05/18	1,948,000	1,947,800
2.153% (1 month LIBOR + 14), 07/06/18 (a)	4,500,000	4,500,170
1.03%, 07/13/18	500,000	499,895
0.75%, 07/18/18	1,200,000	1,199,576
1.02%, 08/02/18	1,000,000	999,418
1.9296% (1 month LIBOR – 10), 08/08/18 (a)	1,000,000	1,000,039
2.0957% (1 month LIBOR + 9.5), 10/03/18 (a)	5,800,000	5,803,830
0.85%, 10/25/18	1,775,000	1,768,337
2.1674% (1 month LIBOR + 12), 11/13/18 (a)	2,390,000	2,392,045
0.89%, 11/16/18	1,000,000	995,492
1.34%, 11/30/18	600,000	598,672
1.9014% (1 month LIBOR – 14.5), 01/09/19 (a)	2,000,000	1,999,944
2.2536% (1 month LIBOR + 17), 01/22/19 (a)	4,100,000	4,106,559
2.2233% (1 month LIBOR + 15), 03/15/19 (a)	110,000	110,173
2.0511% (1 month LIBOR – 4), 04/24/19 (a)	985,000	985,572
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $28,907,522)		28,907,522
FEDERAL HOME LOAN BANK – (19.16%)
0.83%, 07/27/18	500,000	499,698
2.206% (3 month LIBOR – 13), 09/14/18 (a)	630,000	630,068
1.05%, 10/05/18	600,000	598,814
1.865% (1 month LIBOR – 14), 10/05/18 (a)	1,900,000	1,900,000
1.05%, 10/26/18	5,000,000	4,989,104
2.152% (3 month LIBOR – 21), 10/26/18 (a)	3,580,000	3,582,319
1.94% (1 month LIBOR – 9), 11/08/18 (a)	1,920,000	1,920,141
1.891% (1 month LIBOR – 11), 01/04/19 (a)	1,000,000	1,000,070
1.25%, 01/16/19	12,255,000	12,196,556
1.974% (1 month LIBOR – 11), 04/22/19 (a)	2,000,000	1,999,797
2.166% (3 month LIBOR – 16), 06/12/19 (a)	9,780,000	9,791,527
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $39,108,094)		39,108,094
FREDDIE MAC – (6.69%)
2.1092% (3 month LIBOR – 25), 07/24/18 (a)	2,290,000	2,289,953
0.85%, 07/27/18	3,350,000	3,348,832
0.875%, 10/12/18	3,000,000	2,990,999
1.10%, 10/29/18	1,000,000	997,764

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	June 30, 2018 (Unaudited)

		Principal	Value (Note 1)
FREDDIE MAC – (CONTINUED)
	1.02%, 11/28/18	$1,500,000	$1,495,695
	1.10%, 01/25/19	550,000	546,458
	1.00%, 02/25/19	2,000,000	1,985,721
		TOTAL FREDDIE MAC – (Identified cost $13,655,422)	13,655,422
REPURCHASE AGREEMENTS – (46.67%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.12%, 07/02/18, dated 06/29/18, repurchase value of $30,328,357 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.00%-10.00%, 08/01/18-07/01/48, total market value $30,929,460)	30,323,000	30,323,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.10%, 07/02/18, dated 06/29/18, repurchase value of $10,339,809 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.379%-5.00%, 04/01/27-02/01/48, total market value $10,544,760)	10,338,000	10,338,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.12%, 07/02/18, dated 06/29/18, repurchase value of $18,197,214 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.875%-4.50%, 12/01/20-02/01/48, total market value $18,557,880)	18,194,000	18,194,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.11%, 07/02/18, dated 06/29/18, repurchase value of $36,393,398 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 2.50%-7.50%, 12/01/24-06/01/48, total market value $37,114,740)	36,387,000	36,387,000
		TOTAL REPURCHASE AGREEMENTS – (Identified cost $95,242,000)	95,242,000
	Total Investments – (95.56%) – (Identified cost $195,012,732)		195,012,732
	Other Assets Less Liabilities – (4.44%)		9,063,651
		Net Assets – (100.00%)	$204,076,383

(a)
The interest rates on floating rate securities, shown as of June 30, 2018, may change daily or less frequently and are based on a published reference rate and basis point spread. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	June 30, 2018 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (95.53%)
FINANCIALS – (92.65%)
Banks – (29.10%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	883,542	$40,395,540
DBS Group Holdings Ltd. (Singapore)	2,257,517	44,089,928
DNB ASA (Norway)	2,904,830	56,817,231
JPMorgan Chase & Co.	622,544	64,869,085
PNC Financial Services Group, Inc.	230,386	31,125,149
U.S. Bancorp	1,868,128	93,443,763
Wells Fargo & Co.	1,268,489	70,325,030
		401,065,726
Diversified Financials – (41.25%)
Capital Markets – (20.99%)
Bank of New York Mellon Corp.	1,298,801	70,044,338
Blackstone Group L.P.	416,500	13,398,805
Charles Schwab Corp.	613,968	31,373,765
Goldman Sachs Group, Inc.	191,655	42,273,343
Julius Baer Group Ltd. (Switzerland)	419,124	24,665,805
KKR & Co. Inc., Class A	1,809,600	44,968,560
Oaktree Capital Group LLC, Class A	693,900	28,207,035
State Street Corp.	370,533	34,492,917
		289,424,568
Consumer Finance – (12.12%)
American Express Co.	837,082	82,034,036
Capital One Financial Corp.	925,571	85,059,975
		167,094,011
Diversified Financial Services – (8.14%)
Berkshire Hathaway Inc., Class A *	299	84,329,963
Visa Inc., Class A	210,062	27,822,712
		112,152,675
		568,671,254
Insurance – (22.30%)
Insurance Brokers – (1.37%)
Marsh & McLennan Cos, Inc.	230,826	18,920,807
Multi-line Insurance – (4.69%)
American International Group, Inc.	266,780	14,144,676
Loews Corp.	1,045,346	50,469,305
		64,613,981
Property & Casualty Insurance – (9.01%)
Chubb Ltd.	434,848	55,234,393
Markel Corp. *	63,561	68,922,370
		124,156,763
Reinsurance – (7.23%)
Alleghany Corp.	59,950	34,469,451
Everest Re Group, Ltd.	173,781	40,053,045
Greenlight Capital Re, Ltd., Class A *	64,740	919,308

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	June 30, 2018 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Swiss Re AG (Switzerland)	280,600	$24,282,965
			99,724,769
			307,416,320
		Total Financials	1,277,153,300
INFORMATION TECHNOLOGY – (2.88%)
Software & Services – (2.88%)
	Alphabet Inc., Class A *	13,984	15,790,593
	Alphabet Inc., Class C *	21,442	23,921,767
		Total Information Technology	39,712,360
	TOTAL COMMON STOCK – (Identified cost $895,747,190)		1,316,865,660
SHORT-TERM INVESTMENTS – (4.57%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.12%, 07/02/18, dated 06/29/18, repurchase value of $20,065,544 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.00%-10.00%, 08/01/18-07/01/48, total market value $20,463,240)	$20,062,000	20,062,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.10%, 07/02/18, dated 06/29/18, repurchase value of $6,841,197 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.379%-5.00%, 04/01/27-02/01/48, total market value $6,976,800)	6,840,000	6,840,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.12%, 07/02/18, dated 06/29/18, repurchase value of $12,039,127 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.875%-6.50%, 12/01/21-07/01/56, total market value $12,277,740)	12,037,000	12,037,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.11%, 07/02/18, dated 06/29/18, repurchase value of $24,079,233 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 2.70%-7.50%, 09/17/20-06/01/48, total market value $24,556,500)	24,075,000	24,075,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $63,014,000)		63,014,000
	Total Investments – (100.10%) – (Identified cost $958,761,190)		1,379,879,660
	Liabilities Less Other Assets – (0.10%)		(1,380,554)
	Net Assets – (100.00%)		$1,378,499,106

*	Non-income producing security.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	June 30, 2018 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (70.92%)
CONSUMER DISCRETIONARY – (3.03%)
Retailing – (3.03%)
Amazon.com, Inc. *	3,391	$5,764,022
	Total Consumer Discretionary	5,764,022
ENERGY – (9.71%)
Apache Corp.	103,800	4,852,650
Encana Corp. (Canada)	271,878	3,548,008
EQT Midstream Partners L.P.	122,199	6,304,246
Occidental Petroleum Corp.	45,200	3,782,336
	Total Energy	18,487,240
FINANCIALS – (26.28%)
Banks – (10.22%)
DNB ASA (Norway)	199,860	3,909,176
JPMorgan Chase & Co.	33,973	3,539,987
U.S. Bancorp	116,825	5,843,586
Wells Fargo & Co.	111,008	6,154,284
		19,447,033
Diversified Financials – (13.81%)
Capital Markets – (3.44%)
Bank of New York Mellon Corp.	121,240	6,538,473
Consumer Finance – (5.54%)
American Express Co.	35,165	3,446,170
Capital One Financial Corp.	77,331	7,106,719
		10,552,889
Diversified Financial Services – (4.83%)
Berkshire Hathaway Inc., Class B *	49,306	9,202,965
		26,294,327
Insurance – (2.25%)
Property & Casualty Insurance – (2.05%)
Chubb Ltd.	30,810	3,913,486
Reinsurance – (0.20%)
Greenlight Capital Re, Ltd., Class A *	26,580	377,436
		4,290,922
	Total Financials	50,032,282
HEALTH CARE – (2.71%)
Health Care Equipment & Services – (2.71%)
Aetna Inc.	28,060	5,149,010
	Total Health Care	5,149,010
INDUSTRIALS – (10.41%)
Capital Goods – (10.41%)
Johnson Controls International PLC	135,997	4,549,100
Safran S.A. (France)	67,690	8,224,984
United Technologies Corp.	56,399	7,051,567
	Total Industrials	19,825,651
INFORMATION TECHNOLOGY – (15.36%)
Semiconductors & Semiconductor Equipment – (8.23%)
Applied Materials, Inc.	103,138	4,763,944

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2018 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Semiconductors & Semiconductor Equipment – (Continued)
Intel Corp.	115,040	$5,718,639
Texas Instruments Inc.	47,103	5,193,106
		15,675,689
Software & Services – (7.13%)
Alphabet Inc., Class C *	5,176	5,774,604
Facebook, Inc., Class A *	13,002	2,526,549
Microsoft Corp.	53,451	5,270,803
		13,571,956
	Total Information Technology	29,247,645
MATERIALS – (3.42%)
LafargeHolcim Ltd. (Switzerland)	134,220	6,509,500
	Total Materials	6,509,500
TOTAL COMMON STOCK – (Identified cost $109,283,939)		135,015,350
INSTITUTIONAL PREFERRED – (2.10%)
FINANCIALS – (2.10%)
Diversified Financials – (2.10%)
Capital Markets – (2.10%)
Bank of New York Mellon Corp., Series E, 4.95%, Jr. Sub. Deb. (a)	3,902,000	3,989,795
TOTAL INSTITUTIONAL PREFERRED – (Identified cost $3,951,798)		3,989,795
CORPORATE BONDS – (11.62%)
FINANCIALS – (6.29%)
Diversified Financials – (6.29%)
Capital Markets – (1.58%)
Goldman Sachs Group, Inc., Sr. Notes, 3.5216% (3 month LIBOR + 116), 04/23/20 (b)	$2,960,000	2,999,148
Consumer Finance – (3.40%)
Capital One N.A., Sr. Notes, 3.5088% (3 month LIBOR + 115), 01/30/23 (b)	2,800,000	2,823,663
General Motors Financial Co., Inc., Sr. Notes, 3.9077% (3 month LIBOR + 156), 01/15/20 (b)	3,600,000	3,656,335
		6,479,998
Mortgage Real Estate Investment Trusts (REITs) – (1.31%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (c)	10,210,000	2,501,450
	Total Financials	11,980,596
INDUSTRIALS – (0.32%)
Transportation – (0.32%)
Burlington Northern and Santa Fe Railway Co. 2004-1 Pass-Through Trust, 4.575%, 01/15/21	599,667	608,676
	Total Industrials	608,676
INFORMATION TECHNOLOGY – (1.87%)
Software & Services – (1.87%)
Oracle Corp., Sr. Notes, 1.90%, 09/15/21	3,725,000	3,549,393
	Total Information Technology	3,549,393
MATERIALS – (1.29%)
Allegheny Technologies, Inc., Sr. Notes, 5.95%, 01/15/21	2,429,000	2,453,290
	Total Materials	2,453,290

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2018 (Unaudited)

	Principal	Value (Note 1)
CORPORATE BONDS – (CONTINUED)
TELECOMMUNICATION SERVICES – (1.85%)
Verizon Communications Inc., Sr. Notes, 2.8794% (3 month LIBOR + 55), 05/22/20 (b)	$3,500,000	$3,526,499
	Total Telecommunication Services	3,526,499
TOTAL CORPORATE BONDS – (Identified cost $27,303,435)		22,118,454
MORTGAGES – (8.34%)
Fannie Mae, 4.50%, 10/01/33, Pool No. AL8809	1,991,093	2,131,009
Freddie Mac, 5.00%, 06/01/44, Pool No. G60660	2,290,745	2,453,576
Freddie Mac Multifamily Structured Pass-Through, 3.13%, 06/25/21	3,553,000	3,562,273
Ginnie Mae, Series 2009-31, 4.50%, 06/20/38	1,433,967	1,451,227
Ginnie Mae, Series 2017-H06, 2.3293% (12 month LIBOR + 22), 02/20/67 (b)	3,435,120	3,415,665
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A2, 2.4751%, 08/15/49	2,913,000	2,857,216
TOTAL MORTGAGES – (Identified cost $16,205,006)		15,870,966
U.S. GOVERNMENT – (3.07%)
U.S. Treasury Note/Bond, 0.625%, 06/30/18	2,990,000	2,990,000
U.S. Treasury Note/Bond, 1.125%, 06/30/21	2,990,000	2,861,056
TOTAL U.S. GOVERNMENT – (Identified cost $5,990,617)		5,851,056
SHORT-TERM INVESTMENTS – (4.02%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.12%, 07/02/18, dated 06/29/18, repurchase value of $2,435,430 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.00%-10.00%, 08/01/18-07/01/48, total market value $2,483,700)	2,435,000	2,435,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.10%, 07/02/18, dated 06/29/18, repurchase value of $830,145 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.379%-5.00%, 04/01/27-02/01/48, total market value $846,600)	830,000	830,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 2.12%, 07/02/18, dated 06/29/18, repurchase value of $1,461,258 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.00%, 05/23/19-06/01/48, total market value $1,490,220)	1,461,000	1,461,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.11%, 07/02/18, dated 06/29/18, repurchase value of $2,922,514 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.841%-7.00%, 06/28/23-06/01/48, total market value $2,980,440)	2,922,000	2,922,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $7,648,000)		7,648,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2018 (Unaudited)

	Total Investments – (100.07%) – (Identified cost $170,382,795)	$190,493,621
	Liabilities Less Other Assets – (0.07%)	(128,875)
	Net Assets – (100.00%)	$190,364,746

*	Non-income producing security.

(a)	Security is perpetual in nature with no stated maturity date; the interest rate is fixed until June 20, 2020.

(b)	The interest rates on floating rate securities, shown as of June 30, 2018, may change daily or less frequently and are based on a published reference rate and basis point spread.

(c)	This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. See Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	June 30, 2018 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (96.74%)
INFORMATION TECHNOLOGY – (0.41%)
Software & Services – (0.41%)
Switch, Inc., Class A	67,630	$823,057
Total Information Technology		823,057
REAL ESTATE – (96.33%)
Equity Real Estate Investment Trusts (REITs) – (96.33%)
Diversified REITs – (3.22%)
Forest City Realty Trust Inc., Class A	282,289	6,439,012
Health Care REITs – (1.56%)
HCP, Inc.	120,920	3,122,155
Hotel & Resort REITs – (1.99%)
Host Hotels & Resorts Inc.	189,081	3,983,937
Industrial REITs – (15.12%)
DCT Industrial Trust Inc.	71,850	4,794,551
EastGroup Properties, Inc.	36,986	3,534,382
First Industrial Realty Trust, Inc.	144,230	4,808,628
Prologis, Inc.	115,050	7,557,635
Rexford Industrial Realty, Inc.	157,598	4,947,001
Terreno Realty Corp.	122,599	4,618,304
		30,260,501
Office REITs – (16.81%)
Alexandria Real Estate Equities, Inc.	37,963	4,789,792
Boston Properties, Inc.	47,226	5,923,085
Brandywine Realty Trust	174,780	2,950,286
Cousins Properties, Inc.	503,096	4,875,000
Great Portland Estates PLC (United Kingdom)	177,586	1,674,334
Hudson Pacific Properties Inc.	130,550	4,625,386
JBG SMITH Properties	65,048	2,372,301
SL Green Realty Corp.	32,870	3,304,421
Vornado Realty Trust	42,437	3,136,943
		33,651,548
Residential REITs – (15.98%)
American Campus Communities, Inc.	112,091	4,806,462
American Homes 4 Rent, Class A	48,500	1,075,730
AvalonBay Communities, Inc.	48,228	8,289,911
Camden Property Trust	54,645	4,979,799
Education Realty Trust, Inc.	58,200	2,415,300
Equity Residential	70,505	4,490,463
Essex Property Trust, Inc.	20,474	4,894,719
Invitation Homes Inc.	45,280	1,044,157
		31,996,541
Retail REITs – (19.80%)
Acadia Realty Trust	175,651	4,807,568
Brixmor Property Group, Inc.	186,420	3,249,300
Federal Realty Investment Trust	32,249	4,081,111
GGP Inc.	133,797	2,733,473
Kimco Realty Corp.	165,820	2,817,282
Regency Centers Corp.	69,800	4,333,184

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	June 30, 2018 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (Continued)
Retail Opportunity Investments Corp.	240,394	$4,605,949
Simon Property Group, Inc.	76,496	13,018,854
		39,646,721
Specialized REITs – (21.85%)
CatchMark Timber Trust Inc., Class A	203,686	2,592,923
CoreSite Realty Corp.	13,720	1,520,450
Crown Castle International Corp.	42,825	4,617,392
CubeSmart	138,490	4,462,148
CyrusOne Inc.	17,818	1,039,858
Digital Realty Trust, Inc.	41,650	4,647,307
Equinix, Inc.	16,640	7,153,370
Extra Space Storage Inc.	52,747	5,264,678
Life Storage, Inc.	49,250	4,792,517
Public Storage	23,781	5,394,958
Weyerhaeuser Co.	61,870	2,255,780
		43,741,381
	Total Real Estate	192,841,796
TOTAL COMMON STOCK – (Identified cost $173,580,865)		193,664,853
PREFERRED STOCK – (0.24%)
REAL ESTATE – (0.24%)
Equity Real Estate Investment Trusts (REITs) – (0.24%)
Retail REITs – (0.24%)
CBL & Associates Properties, Inc., Series D, 7.375%, Cum. Pfd.	18,035	347,174
CBL & Associates Properties, Inc., Series E, 6.625%, Cum. Pfd.	7,543	130,343
	Total Real Estate	477,517
TOTAL PREFERRED STOCK – (Identified cost $606,451)		477,517
SHORT-TERM INVESTMENTS – (2.29%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.12%, 07/02/18, dated 06/29/18, repurchase value of $1,463,258 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.00%-10.00%, 08/01/18-07/01/48, total market value $1,492,260)	$1,463,000	1,463,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.10%, 07/02/18, dated 06/29/18, repurchase value of $499,087 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.379%-5.00%, 04/01/27-02/01/48, total market value $508,980)	499,000	499,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 2.12%, 07/02/18, dated 06/29/18, repurchase value of $878,155 (collateralized by: U.S. Government agency obligation in a pooled cash account, 1.25%, 07/31/23, total market value $895,560)	878,000	878,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	June 30, 2018 (Unaudited)

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.11%, 07/02/18, dated 06/29/18, repurchase value of $1,756,309 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.50%, 04/01/28-06/01/48, total market value $1,791,120)	$1,756,000	$1,756,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,596,000)	4,596,000
	Total Investments – (99.27%) – (Identified cost $178,783,316)	198,738,370
	Other Assets Less Liabilities – (0.73%)	1,459,107
	Net Assets – (100.00%)	$200,197,477

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Assets and Liabilities
At June 30, 2018 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
ASSETS:
Investments in securities, at value* (see accompanying Schedules of Investments):
Unaffiliated investments	$651,913,104	$28,188,496	$99,770,732	$1,316,865,660	$182,845,621	$194,142,370
Repurchase agreements	23,593,000	1,867,000	95,242,000	63,014,000	7,648,000	4,596,000
Cash	234	352	764	671	818	123
Receivables:
Capital stock sold	417,983	6,066	11,051,454	1,433,091	28,486	166,880
Dividends and interest	554,354	75,550	265,346	1,324,251	440,707	589,637
Investment securities sold	–	–	–	–	247,654	1,002,275
Prepaid expenses	5,683	469	2,139	9,301	2,585	2,507
Total assets	676,484,358	30,137,933	206,332,435	1,382,646,974	191,213,871	200,499,792
LIABILITIES:
Payables:
Capital stock redeemed	427,479	12,427	2,114,313	1,906,020	268,264	86,658
Distributions payable	–	6,872	2,090	–	–	–
Investment securities purchased	455,684	880,062	–	920,690	378,003	–
Accrued distribution and service plan fees	187,803	10,676	–	358,149	58,772	52,861
Accrued investment advisory fee	318,819	7,871	55,777	658,666	89,780	91,772
Accrued transfer agent fees	108,025	12,760	33,208	230,142	29,049	40,528
Other accrued expenses	66,627	20,778	34,728	74,201	25,257	30,496
Due to Adviser	–	–	15,936	–	–	–
Total liabilities	1,564,437	951,446	2,256,052	4,147,868	849,125	302,315
NET ASSETS	$674,919,921	$29,186,487	$204,076,383	$1,378,499,106	$190,364,746	$200,197,477
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$181,024	$55,249	$2,040,764	$273,152	$47,279	$49,338
Additional paid-in capital	452,308,278	34,632,722	202,004,458	895,096,361	191,303,451	174,974,088
Undistributed net investment income (loss)	1,055,500	(282)	31,161	9,158,384	611,577	3,335,177
Accumulated net realized gains (losses) from investments and foreign currency transactions	30,085,627	(5,096,459)	–	52,855,439	(21,708,669)	1,883,838
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	191,289,492	(404,743)	–	421,115,770	20,111,108	19,955,036
Net Assets	$674,919,921	$29,186,487	$204,076,383	$1,378,499,106	$190,364,746	$200,197,477

*Including:
Cost of unaffiliated investments	$460,618,317	$28,593,239	$99,770,732	$895,747,190	$162,734,795	$174,187,316
Cost of repurchase agreements	23,593,000	1,867,000	95,242,000	63,014,000	7,648,000	4,596,000

DAVIS SERIES, INC.	Statements of Assets and Liabilities – (Continued)
At June 30, 2018 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund		Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
CLASS A SHARES:
Net assets	$299,477,660	$22,868,451		$192,995,153	$539,901,708	$93,364,909	$127,174,768
Shares outstanding	7,932,098	4,329,952		192,995,153	10,574,700	2,323,647	3,146,728
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$37.76	$5.28		$1.00	$51.06	$40.18	$40.41
Maximum offering price per share (100/95.25 of net asset value)†	$39.64	$5.54	$	NA	$53.61	$42.18	$42.43
CLASS C SHARES:
Net assets	$96,083,504	$4,270,533		$3,360,081	$177,083,988	$30,958,397	$14,998,986
Shares outstanding	3,114,836	810,405		3,360,081	4,178,504	767,890	371,235
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$30.85	$5.27		$1.00	$42.38	$40.32	$40.40
CLASS Y SHARES:
Net assets	$279,358,757	$2,047,503		$7,721,149	$661,513,410	$66,041,440	$58,023,723
Shares outstanding	7,055,450	384,551		7,721,149	12,562,028	1,636,409	1,415,873
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$39.59	$5.32		$1.00	$52.66	$40.36	$40.98

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Operations
For the six months ended June 30, 2018 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
INVESTMENT INCOME:
Income:
Dividends*	$4,129,612	$–	$–	$14,743,864	$1,674,594	$3,420,194
Interest	209,700	334,805	1,599,055	753,402	663,207	60,805
Net securities lending fees	–	–	–	1,156	–	–
Total income	4,339,312	334,805	1,599,055	15,498,422	2,337,801	3,480,999
Expenses:
Investment advisory fees (Note 3)	1,844,631	47,542	297,303	3,870,272	539,118	514,262
Custodian fees	85,763	14,635	41,760	123,800	26,847	25,290
Transfer agent fees:
Class A	155,267	30,230	77,094	334,570	60,162	86,397
Class C	46,091	6,410	1,571	87,943	17,821	12,332
Class Y	91,917	3,014	3,227	291,310	10,301	17,550
Audit fees	12,397	10,223	12,397	19,212	12,984	16,979
Legal fees	7,751	382	2,320	16,249	2,293	2,198
Accounting fees (Note 3)	10,002	1,002	4,002	18,498	3,000	3,498
Reports to shareholders	20,250	2,700	3,712	47,625	6,375	7,650
Directors' fees and expenses	32,667	4,474	11,601	66,108	11,738	11,228
Registration and filing fees	34,875	25,500	28,125	53,250	25,125	24,750
Excise tax expense (Note 1)	–	–	1,133	–	–	–
Expenses recaptured by Adviser (Note 3)	–	–	99,129	–	–	–
Miscellaneous	18,022	7,174	7,191	28,628	9,778	9,920
Distribution and service plan fees (Note 3):
Class A	362,344	27,292	–	712,004	113,254	122,442
Class C	486,483	23,542	–	907,223	164,735	73,678
Total expenses	3,208,460	204,120	590,565	6,576,692	1,003,531	928,174
Net investment income	1,130,852	130,685	1,008,490	8,921,730	1,334,270	2,552,825
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	17,150,446	(36,687)	–	52,097,455	9,144,141	(1,190,277)
Foreign currency transactions	(72,174)	–	–	(64,442)	(3,730)	(1,463)
Net realized gain (loss)	17,078,272	(36,687)	–	52,033,013	9,140,411	(1,191,740)
Net change in unrealized appreciation (depreciation)	(4,865,404)	(233,223)	–	(85,484,221)	(7,686,938)	2,830,353
Net realized and unrealized gain (loss) on investments and foreign currency transactions	12,212,868	(269,910)	–	(33,451,208)	1,453,473	1,638,613
Net increase (decrease) in net assets resulting from operations	$13,343,720	$(139,225)	$1,008,490	$(24,529,478)	$2,787,743	$4,191,438

*Net of foreign taxes withheld of	$105,704	$–	$–	$563,461	$65,079	$2,588

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Changes in Net Assets
For the six months ended June 30, 2018 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
OPERATIONS:
Net investment income	$1,130,852	$130,685	$1,008,490	$8,921,730	$1,334,270	$2,552,825
Net realized gain (loss) from investments and foreign currency transactions	17,078,272	(36,687)	–	52,033,013	9,140,411	(1,191,740)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(4,865,404)	(233,223)	–	(85,484,221)	(7,686,938)	2,830,353
Net increase (decrease) in net assets resulting from operations	13,343,720	(139,225)	1,008,490	(24,529,478)	2,787,743	4,191,438
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	–	(113,915)	(949,468)	–	(364,543)	(718,135)
Class C	–	–	(19,206)	–	(11,521)	(23,968)
Class Y	–	(13,086)	(39,816)	–	(368,291)	(356,016)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	(32,361,027)	(1,104,097)	(7,322,529)	(78,315,868)	(5,416,420)	(12,279,478)
Class C	(4,652,556)	(815,745)	(940,849)	3,680,316	(4,062,635)	(1,423,091)
Class Y	23,017,096	(423,920)	(414,860)	103,369,948	(3,647,910)	7,952,012
Total increase (decrease) in net assets	(652,767)	(2,609,988)	(8,678,238)	4,204,918	(11,083,577)	(2,657,238)
NET ASSETS:
Beginning of period	675,572,688	31,796,475	212,754,621	1,374,294,188	201,448,323	202,854,715
End of period*	$674,919,921	$29,186,487	$204,076,383	$1,378,499,106	$190,364,746	$200,197,477

*Including undistributed net investment income (loss) of	$1,055,500	$(282)	$31,161	$9,158,384	$611,577	$3,335,177

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Changes in Net Assets
For the year ended December 31, 2017

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
OPERATIONS:
Net investment income (loss)	$(18,517)	$36,564	$755,682	$5,102,160	$1,857,659	$2,977,812
Net realized gain from investments and foreign currency transactions	26,597,289	42,147	–	17,513,270	7,378,920	11,416,684
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	104,909,621	(54,072)	–	186,960,167	21,071,820	1,865,567
Net increase in net assets resulting from operations	131,488,393	24,639	755,682	209,575,597	30,308,399	16,260,063
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(326,751)	(155,767)	(702,268)	(1,947,673)	(838,315)	(1,297,517)
Class B†	–	–	(6,756)	–	–	–
Class C	–	–	(15,777)	–	(61,623)	(15,194)
Class Y	(803,214)	(23,913)	(30,881)	(3,074,000)	(796,584)	(534,202)
Realized gains from investment transactions:
Class A	(8,254,789)	–	–	(12,276,240)	–	(6,587,980)
Class C	(3,061,211)	–	–	(4,109,281)	–	(776,545)
Class Y	(6,024,106)	–	–	(10,621,130)	–	(2,202,107)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	(5,644,403)	(5,145,024)	(42,045,021)	31,449,240	(11,427,277)	(17,857,248)
Class B†	(1,502,693)	(865,069)	(4,662,106)	(1,937,314)	(1,338,165)	(1,705,557)
Class C	(24,866,901)	(4,144,904)	(1,586,110)	14,019,029	(21,391,057)	(6,601,579)
Class Y	(10,749,923)	(1,151,226)	(1,745,479)	170,465,019	(2,234,353)	3,169,621
Total increase (decrease) in net assets	70,254,402	(11,461,264)	(50,038,716)	391,543,247	(7,778,975)	(18,148,245)
NET ASSETS:
Beginning of year	605,318,286	43,257,739	262,793,337	982,750,941	209,227,298	221,002,960
End of year*	$675,572,688	$31,796,475	$212,754,621	$1,374,294,188	$201,448,323	$202,854,715

*Including undistributed net investment income (loss) of	$(75,352)	$(6,236)	$31,161	$236,654	$21,662	$1,880,471

†For the period from January 1, 2017 through August 31, 2017 (conversion of Class into A shares).

See Notes to Financial Statements

DAVIS SERIES, INC.	Notes to Financial Statements
June 30, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Series, Inc. (a Maryland corporation) ("Company"), is registered under the Investment Company Act of 1940 ("1940 Act") as amended, as an open-end management investment company. The Company follows the reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund are diversified under the 1940 Act. Davis Financial Fund is non-diversified under the 1940 Act. The Company operates as a series issuing shares of common stock in the following six funds (collectively "Funds"):

Davis Opportunity Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.

Davis Government Bond Fund seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities.

Davis Government Money Market Fund seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.

The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.

It invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively "U.S. Government Securities"), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund's portfolio maintains a dollar-weighted average maturity of sixty days or less.

Davis Financial Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities and will concentrate investments in companies principally engaged in the banking, insurance, and financial service industries.

Davis Appreciation & Income Fund seeks to achieve total return through a combination of growth and income. Under normal circumstances, the Fund invests in a diversified portfolio of common stock, preferred stock, and fixed income securities, which could consist of both investment grade and high-yield, high-risk debt securities ("junk bonds"). The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of June 30, 2018, the value of defaulted securities amounted to $2,501,450 (cost: $7,650,174) or 1.31% of the Fund's net assets.

Davis Real Estate Fund seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of any of its series will be achieved.

The Company accounts separately for the assets, liabilities, and operations of each Fund. Each Fund offers Class A, Class C, and Class Y shares, and previously offered Class B shares for new purchases through April 30, 2013. Class B shares were closed by conversion into Class A shares on August 31, 2017. Class A shares are sold with a front-end sales charge, except for shares of Davis Government Money Market Fund, which are sold at net asset value. Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Effective July 1, 2018, Class C shares automatically convert to Class A shares after 10 years. Any existing Class C shares held longer than 10 years as of July 1, 2018 converted in July 2018. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All expenses for Davis Government Money Market Fund are allocated evenly across all classes of shares based upon the relative portion of net assets represented by each class. All classes have identical rights with respect to voting (exclusive of each class' distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2018 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$95,576,263	$–	$–	$–	$5,764,022	$–
Energy	101,091,443	–	–	–	18,487,240	–
Financials	94,245,038	–	–	1,277,153,300	50,032,282	–
Health Care	63,478,393	–	–	–	5,149,010	–
Industrials	80,807,875	–	–	–	19,825,651	–
Information Technology	170,377,109	–	–	39,712,360	29,247,645	823,057
Materials	–	–	–	–	6,509,500	–
Real Estate	–	–	–	–	–	193,319,313
Total Level 1	605,576,121	–	–	1,316,865,660	135,015,350	194,142,370
Level 2 – Other Significant
Observable Inputs:
Equity securities:
Financials	–	–	–	–	3,989,795	–
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–	28,188,496	–	–	21,722,022	–
Short-term	–	–	99,770,732	–	–	–
Corporate debt securities	–	–	–	–	22,118,454	–
Short-term securities	23,593,000	1,867,000	95,242,000	63,014,000	7,648,000	4,596,000
Total Level 2	23,593,000	30,055,496	195,012,732	63,014,000	55,478,271	4,596,000
Level 3 – Significant Unobservable
Inputs:
Equity securities:
Consumer Discretionary	46,223,583	–	–	–	–	–
Information Technology	113,400	–	–	–	–	–
Total Level 3	46,336,983	–	–	–	–	–
Total Investments	$675,506,104	$30,055,496	$195,012,732	$1,379,879,660	$190,493,621	$198,738,370

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2018.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2018. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at June 30, 2018 for Davis Opportunity Fund was $(1,581,285). There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

	Beginning Balance January 1, 2018	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance June 30, 2018
Davis Opportunity Fund
Investments in Securities:
Common Stock	$111,635	$–	$1,765	$–	$–	$113,400
Preferred Stock	47,806,633	–	(1,583,050)	–	–	46,223,583
Total Level 3	$47,918,268	$–	$(1,581,285)	$–	$–	$46,336,983

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable	Amount(s) or	Impact to Valuation from
	June 30, 2018	Technique	Input(s)	Range	an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$113,400	Discounted Cash Flow	Annualized Yield	3.497%	Decrease

Preferred Stock	22,294,020	Market Approach	Volume-Weighted Transaction Price	$46.50-$48.36	Increase

Preferred Stock	23,929,563	Market Approach	Transaction Price	$5.54191	Increase
Total Level 3	$46,336,983

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The "Impact to Valuation from an Increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Funds.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income tax is required. Davis Government Money Market Fund incurred a 2017 excise tax liability of $1,133 during the six months ended June 30, 2018. The Adviser analyzed the Funds' tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2018, no provision for income tax is required in the Funds' financial statements related to these tax positions. The Funds' federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2014.

Capital loss carryforwards with no expiration, if any, are required to be utilized before capital loss carryforwards with expiration dates. Capital losses with no expiration date will be carried forward to future years if not offset by gains. At December 31, 2017, the Funds had available for federal income tax purposes unused capital loss carryforwards as follows:

	Capital Loss Carryforwards
		Davis
	Davis	Appreciation
	Government	& Income
	Bond Fund	Fund
Expiring
12/31/2018	$625,158	$16,831,845
No Expiration
Short-term	2,619,255	–
Long-term	1,815,359	13,739,056
Total	$5,059,772	$30,570,901

At June 30, 2018, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Unrealized appreciation	$200,744,226	$28,092	$–	$423,757,140	$31,170,667	$23,944,301
Unrealized depreciation	(11,784,594)	(432,835)	–	(3,159,551)	(11,338,023)	(4,021,072)
Net unrealized appreciation (depreciation)	$188,959,632	$(404,743)	$–	$420,597,589	$19,832,644	$19,923,229

Aggregate cost	$486,546,472	$30,460,239	$195,012,732	$959,282,071	$170,660,977	$178,815,141

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, corporate actions, paydowns on fixed income securities, foreign currency transactions, Directors' deferred compensation, net operating losses, passive foreign investment company shares, partnership income, and distributions from real estate investment trusts. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds' organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2018 were as follows:

				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Cost of purchases	$140,160,611	$4,357,480	$225,880,415	$22,231,371	$35,418,240
Proceeds from sales	134,621,726	218,893	72,589,004	32,912,874	34,731,271

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)

All officers of the Funds (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

As of June 30, 2018, a related shareholder's investment in Davis Government Money Market Fund and Davis Appreciation & Income Fund represents 44% and 23% of outstanding shares, respectively. Investment activities of these shareholders could have a material impact on the Funds.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate for Davis Opportunity Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund is 0.55% of the average net assets for each Fund. The annual rate for Davis Government Bond Fund and Davis Government Money Market Fund is 0.30% of the average net assets for each Fund.

Transfer Agent and Accounting Fees - DST Asset Manager Solutions, Inc. is the Funds' primary transfer agent. State Street Bank and Trust Company ("State Street Bank") is the Funds' primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Funds' custodian. The Adviser is also paid for certain transfer agent and accounting services.

	Six months ended June 30, 2018 (Unaudited)
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money	Financial	& Income	Real Estate
	Fund	Bond Fund	Market Fund	Fund	Fund	Fund
Transfer agent fees paid to Adviser	$22,127	$3,591	$7,334	$69,446	$9,074	$14,135
Accounting fees paid to Adviser	10,002	1,002	4,002	18,498	3,000	3,498

Waivers and Reimbursement of Expenses - Effective September 1, 2018, the Adviser is contractually committed to reimburse Davis Government Bond Fund's expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.05%; Class C shares, 1.80%; Class Y shares, 0.80%) and Davis Real Estate Fund's expenses to the extent necessary to cap total annual Fund operating expenses (Class C shares, 1.80%).

The Adviser is contractually committed to waive fees and/or reimburse Davis Government Money Market Fund's expenses such that investment income will not be less than zero until May 1, 2019.

The Adviser may recapture from the assets of Davis Government Money Market Fund any of the operating expenses it has reimbursed (but not any of the advisory fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs. Any potential recovery is limited to an amount such that (i) the Fund's net investment income will not be less than zero for any class of shares; and (ii) may not exceed 0.10% of net assets (ten basis points) in any calendar year. This recapture could negatively affect the Fund's future yield. As of June 30, 2018, reimbursed amounts eligible for recapture were as follows:

Expiring
12/31/2018
Amount eligible for recapture	$78,922

The Adviser recaptured $99,129 of previously reimbursed expenses during the six months ended June 30, 2018.

Distribution and Service Plan Fees - The Funds have adopted separate Distribution Plans ("12b-1 Plans") for Class A and Class C shares. Under the 12b-1 Plans, the Funds (other than Davis Government Money Market Fund) reimburse Davis Distributors, LLC ("Distributor"), the Funds' Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. Each of the Funds (other than Davis Government Money Market Fund) pays the Distributor a 12b-1 fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc., which currently is 1.00%. The Funds pay the 12b-1 fee on Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)

Distribution and Service Plan Fees - (Continued)

	Six months ended June 30, 2018 (Unaudited)
	Davis	Davis Government	Davis	Davis Appreciation	Davis Real
	Opportunity Fund	Bond Fund	Financial Fund	& Income Fund	Estate Fund
Distribution fees:
Class C	$364,862	$17,657	$680,417	$123,551	$55,259
Service fees:
Class A	362,344	27,292	712,004	113,254	122,442
Class C	121,621	5,885	226,806	41,184	18,419

The shareholders of Davis Government Money Market Fund have adopted a Distribution Plan in accordance with Rule 12b-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.

Sales Charges - Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Funds. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Class A shares of the Funds (other than Davis Government Money Market Fund) are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.

Class C shares of the Funds are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares (other than Davis Government Money Market Fund) within the first year of the original purchase.

The Distributor received commissions earned on sales of Class A shares of the Funds (other than Davis Government Money Market Fund) of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class C shares of the Funds (other than Davis Government Money Market Fund) are re-allowed to qualified selling dealers.

	Six months ended June 30, 2018 (Unaudited)
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Class A commissions retained by the Distributor	$15,083	$685	$92,953	$2,276	$2,787
Class A commissions re-allowed to investment dealers	84,655	4,044	503,839	12,947	15,109
Total commissions earned on sales of Class A	$99,738	$4,729	$596,792	$15,223	$17,896
Class C commission advances by the Distributor	$28,328	$124	$189,559	$1,661	$2,312
Class C CDSCs received by the Distributor	485	15	7,600	116	44

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 4 - CAPITAL STOCK

At June 30, 2018, there were 10 billion shares of capital stock ($0.01 par value per share) authorized, of which 450 million shares each are designated to Davis Opportunity Fund, Davis Financial Fund, and Davis Appreciation & Income Fund, 350 million shares each are designated to Davis Government Bond Fund and Davis Real Estate Fund, and 4.6 billion shares are designated to Davis Government Money Market Fund. As of May 1, 2013, Class B shares were no longer offered for new purchases and were closed by conversion into Class A shares on August 31, 2017. Transactions in capital stock were as follows:

	Six months ended June 30, 2018 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Opportunity Fund
Shares: Class A	267,567	–	(1,127,570)	(860,003)
Class C	135,330	–	(288,064)	(152,734)
Class Y	1,337,838	–	(756,263)	581,575
Value: Class A	$10,067,400	$–	$(42,428,427)	$(32,361,027)
Class C	4,189,195	–	(8,841,751)	(4,652,556)
Class Y	52,733,618	–	(29,716,522)	23,017,096

Davis Government Bond Fund
Shares: Class A	1,349,968	19,664	(1,577,764)	(208,132)
Class C	99,938	–	(254,506)	(154,568)
Class Y	44,558	2,327	(126,481)	(79,596)
Value: Class A	$7,135,038	$103,986	$(8,343,121)	$(1,104,097)
Class C	527,253	–	(1,342,998)	(815,745)
Class Y	237,513	12,403	(673,836)	(423,920)

Davis Government Money Market Fund
Shares: Class A	117,957,502	936,661	(126,216,692)	(7,322,529)
Class C	198,388	18,964	(1,158,201)	(940,849)
Class Y	2,999,225	39,816	(3,453,901)	(414,860)
Value: Class A	$117,957,502	$936,661	$(126,216,692)	$(7,322,529)
Class C	198,388	18,964	(1,158,201)	(940,849)
Class Y	2,999,225	39,816	(3,453,901)	(414,860)

Davis Financial Fund
Shares: Class A	1,140,551	–	(2,621,702)	(1,481,151)
Class C	450,013	–	(369,462)	80,551
Class Y	3,568,684	–	(1,676,073)	1,892,611
Value: Class A	$60,252,338	$–	$(138,568,206)	$(78,315,868)
Class C	19,791,995	–	(16,111,679)	3,680,316
Class Y	194,069,251	–	(90,699,303)	103,369,948

Davis Appreciation & Income Fund
Shares: Class A	50,956	8,612	(193,350)	(133,782)
Class C	6,430	272	(106,814)	(100,112)
Class Y	52,289	9,010	(150,158)	(88,859)
Value: Class A	$2,074,023	$338,528	$(7,828,971)	$(5,416,420)
Class C	255,399	10,895	(4,328,929)	(4,062,635)
Class Y	2,134,616	355,521	(6,138,047)	(3,647,910)

Davis Real Estate Fund
Shares: Class A	143,960	14,080	(490,307)	(332,267)
Class C	9,759	612	(47,540)	(37,169)
Class Y	312,716	7,528	(110,010)	210,234
Value: Class A	$5,552,470	$538,021	$(18,369,969)	$(12,279,478)
Class C	366,550	23,393	(1,813,034)	(1,423,091)
Class Y	11,911,970	293,909	(4,253,867)	7,952,012

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 4 - CAPITAL STOCK – (CONTINUED)

	Year ended December 31, 2017
	Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Opportunity Fund
Shares: Class A	1,377,851	217,722	(1,768,600)	(173,027)
Class B*	2,302	–	(61,501)	(59,199)
Class C	237,904	102,555	(1,225,607)	(885,148)
Class Y	1,978,456	177,224	(2,498,065)	(342,385)
Value: Class A	$46,011,542	$7,840,160	$(59,496,105)	$(5,644,403)
Class B*	56,695	–	(1,559,388)	(1,502,693)
Class C	6,541,786	3,029,464	(34,438,151)	(24,866,901)
Class Y	69,053,922	6,683,100	(86,486,945)	(10,749,923)

Davis Government Bond Fund
Shares: Class A	2,045,253	26,432	(3,033,371)	(961,686)
Class B*	–	–	(163,340)	(163,340)
Class C	224,922	–	(997,948)	(773,026)
Class Y	226,556	3,980	(443,960)	(213,424)
Value: Class A	$10,975,394	$141,622	$(16,262,040)	$(5,145,024)
Class B*	–	–	(865,069)	(865,069)
Class C	1,203,416	–	(5,348,320)	(4,144,904)
Class Y	1,224,691	21,496	(2,397,413)	(1,151,226)

Davis Government Money Market Fund
Shares: Class A	250,529,826	691,587	(293,266,434)	(42,045,021)
Class B*	166,786	4,262	(4,833,154)	(4,662,106)
Class C	2,115,280	15,289	(3,716,679)	(1,586,110)
Class Y	11,306,525	30,880	(13,082,884)	(1,745,479)
Value: Class A	$250,529,826	$691,587	$(293,266,434)	$(42,045,021)
Class B*	166,786	4,262	(4,833,154)	(4,662,106)
Class C	2,115,280	15,289	(3,716,679)	(1,586,110)
Class Y	11,306,525	30,880	(13,082,884)	(1,745,479)

Davis Financial Fund
Shares: Class A	3,331,458	244,857	(2,927,873)	648,442
Class B*	3,527	–	(53,945)	(50,418)
Class C	1,286,476	90,802	(1,034,316)	342,962
Class Y	5,257,947	231,265	(2,053,813)	3,435,399
Value: Class A	$158,906,834	$12,595,448	$(140,053,042)	$31,449,240
Class B*	130,122	–	(2,067,436)	(1,937,314)
Class C	51,506,110	3,892,696	(41,379,777)	14,019,029
Class Y	260,007,613	12,252,406	(101,795,000)	170,465,019

Davis Appreciation & Income Fund
Shares: Class A	261,970	20,770	(598,741)	(316,001)
Class B*	1,518	–	(38,299)	(36,781)
Class C	36,108	1,555	(622,373)	(584,710)
Class Y	248,972	20,274	(331,205)	(61,959)
Value: Class A	$9,703,123	$782,154	$(21,912,554)	$(11,427,277)
Class B*	53,707	–	(1,391,872)	(1,338,165)
Class C	1,328,909	58,364	(22,778,330)	(21,391,057)
Class Y	9,200,732	766,433	(12,201,518)	(2,234,353)

Davis Real Estate Fund
Shares: Class A	280,564	146,419	(882,835)	(455,852)
Class B*	–	–	(43,136)	(43,136)
Class C	13,101	19,582	(198,569)	(165,886)
Class Y	166,515	54,422	(142,402)	78,535
Value: Class A	$11,135,739	$5,792,148	$(34,785,135)	$(17,857,248)
Class B*	–	–	(1,705,557)	(1,705,557)
Class C	513,518	773,886	(7,888,983)	(6,601,579)
Class Y	6,713,248	2,183,165	(5,726,792)	3,169,621

* For the period from January 1, 2017 through August 31, 2017 (conversion of Class into A shares).

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 5 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings of up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund had no borrowings during the six months ended June 30, 2018.

NOTE 6 - SECURITIES LOANED

Davis Opportunity Fund and Davis Financial Fund have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2018, the Funds did not have any securities on loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities in Davis Opportunity Fund amounted to $46,336,983 or 6.87% of the Fund's net assets as of June 30, 2018. Information regarding restricted securities is as follows:

Fund	Security	Initial Acquisition Date	Units/Shares	Cost per Unit/Share	Valuation per Unit/Share as of June 30, 2018
Davis Opportunity Fund	ASAC II L.P.	10/10/13	116,129	$1.00	$0.9765

Davis Opportunity Fund	Didi Chuxing Joint Co., Series A, Pfd.	07/27/15	416,153	$27.7507	$47.5553

Davis Opportunity Fund	Didi Chuxing Joint Co., Series B, Pfd.	05/16/17	52,649	$50.9321	$47.5553

Davis Opportunity Fund	Grab Holdings Inc., Series F, Pfd.	08/24/16	2,911,103	$4.8191	$5.5419

Davis Opportunity Fund	Grab Holdings Inc., Series G, Pfd.	08/02/17	1,406,824	$5.5419	$5.5419

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Opportunity Fund Class A:
Six months ended June 30, 2018[d]	$37.01	$0.07[e]	$0.68	$0.75
Year ended December 31, 2017	$30.90	$0.01[e]	$7.10	$7.11
Year ended December 31, 2016	$27.45	$0.01[e]	$4.20	$4.21
Year ended December 31, 2015	$31.73	$0.01[e]	$1.59	$1.60
Year ended December 31, 2014	$33.20	$–[e,g]	$2.36	$2.36
Year ended December 31, 2013	$23.42	$0.10[e]	$9.74	$9.84
Davis Opportunity Fund Class C:
Six months ended June 30, 2018[d]	$30.36	$(0.06)[e]	$0.55	$0.49
Year ended December 31, 2017	$25.66	$(0.21)[e]	$5.87	$5.66
Year ended December 31, 2016	$23.08	$(0.18)[e]	$3.52	$3.34
Year ended December 31, 2015	$27.79	$(0.22)[e]	$1.39	$1.17
Year ended December 31, 2014	$29.74	$(0.24)[e]	$2.10	$1.86
Year ended December 31, 2013	$21.10	$(0.11)[e]	$8.75	$8.64
Davis Opportunity Fund Class Y:
Six months ended June 30, 2018[d]	$38.77	$0.12[e]	$0.70	$0.82
Year ended December 31, 2017	$32.32	$0.10[e]	$7.44	$7.54
Year ended December 31, 2016	$28.61	$0.07[e]	$4.40	$4.47
Year ended December 31, 2015	$32.77	$0.08[e]	$1.64	$1.72
Year ended December 31, 2014	$34.17	$0.09[e]	$2.43	$2.52
Year ended December 31, 2013	$24.09	$0.17[e]	$10.04	$10.21
Davis Government Bond Fund Class A:
Six months ended June 30, 2018[d]	$5.33	$0.02[e]	$(0.05)	$(0.03)
Year ended December 31, 2017	$5.35	$0.01[e]	$–	$0.01
Year ended December 31, 2016	$5.40	$0.01[e]	$(0.02)	$(0.01)
Year ended December 31, 2015	$5.42	$0.01[e]	$0.01	$0.02
Year ended December 31, 2014	$5.42	$0.04[e]	$0.02	$0.06
Year ended December 31, 2013	$5.55	$(0.02)[e]	$(0.06)	$(0.08)
Davis Government Bond Fund Class C:
Six months ended June 30, 2018[d]	$5.31	$–[e,g]	$(0.04)	$(0.04)
Year ended December 31, 2017	$5.35	$(0.03)[e]	$(0.01)	$(0.04)
Year ended December 31, 2016	$5.40	$(0.03)[e]	$(0.02)	$(0.05)
Year ended December 31, 2015	$5.42	$(0.02)[e]	$–	$(0.02)
Year ended December 31, 2014	$5.42	$(0.01)[e]	$0.03	$0.02
Year ended December 31, 2013	$5.55	$(0.07)[e]	$(0.06)	$(0.13)
Davis Government Bond Fund Class Y:
Six months ended June 30, 2018[d]	$5.37	$0.03[e]	$(0.05)	$(0.02)
Year ended December 31, 2017	$5.40	$0.03[e]	$(0.02)	$0.01
Year ended December 31, 2016	$5.44	$0.03[e]	$(0.02)	$0.01
Year ended December 31, 2015	$5.47	$0.04[e]	$–	$0.04
Year ended December 31, 2014	$5.46	$0.06[e]	$0.03	$0.09
Year ended December 31, 2013	$5.60	$–[e,g]	$(0.07)	$(0.07)

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[b]	Net Investment Income (Loss) Ratio	Portfolio Turnover[c]

$–	$–	$–	$–	$37.76	2.03%	$299,478	0.94%[f]	0.94%[f]	0.35%[f]	21%
$(0.04)	$(0.96)	$–	$(1.00)	$37.01	23.09%	$325,410	0.95%	0.95%	0.03%	18%
$–	$(0.76)	$–	$(0.76)	$30.90	15.26%	$277,040	0.95%	0.95%	0.03%	61%
$–	$(5.88)	$–	$(5.88)	$27.45	4.91%	$267,348	0.96%	0.96%	0.02%	39%
$(0.02)	$(3.81)	$–	$(3.83)	$31.73	7.31%[h]	$305,755	0.97%	0.97%	0.01%	40%
$(0.06)	$–	$–	$(0.06)	$33.20	42.03%[h]	$311,241	0.98%	0.98%	0.34%	47%

$–	$–	$–	$–	$30.85	1.61%	$96,084	1.71%[f]	1.71%[f]	(0.42)%[f]	21%
$–	$(0.96)	$–	$(0.96)	$30.36	22.16%	$99,190	1.73%	1.73%	(0.75)%	18%
$–	$(0.76)	$–	$(0.76)	$25.66	14.38%	$106,562	1.75%	1.74%	(0.76)%	61%
$–	$(5.88)	$–	$(5.88)	$23.08	4.05%	$102,653	1.75%	1.75%	(0.77)%	39%
$–	$(3.81)	$–	$(3.81)	$27.79	6.47%[h]	$103,635	1.75%	1.75%	(0.77)%	40%
$–	$–	$–	$–	$29.74	40.95%[h]	$100,034	1.78%	1.78%	(0.46)%	47%

$–	$–	$–	$–	$39.59	2.12%	$279,359	0.69%[f]	0.69%[f]	0.60%[f]	21%
$(0.13)	$(0.96)	$–	$(1.09)	$38.77	23.42%	$250,973	0.70%	0.70%	0.28%	18%
$–	$(0.76)	$–	$(0.76)	$32.32	15.55%	$220,325	0.71%	0.70%	0.28%	61%
$–	$(5.88)	$–	$(5.88)	$28.61	5.12%	$166,721	0.73%	0.73%	0.25%	39%
$(0.11)	$(3.81)	$–	$(3.92)	$32.77	7.58%[h]	$169,390	0.72%	0.72%	0.26%	40%
$(0.13)	$–	$–	$(0.13)	$34.17	42.40%[h]	$104,297	0.74%	0.74%	0.58%	47%

$(0.02)	$–	$–	$(0.02)	$5.28	(0.48)%	$22,868	1.18%[f]	1.18%[f]	0.93%[f]	1%
$(0.03)	$–	$–	$(0.03)	$5.33	0.21%	$24,178	1.14%	1.14%	0.24%	7%
$(0.04)	$–	$–	$(0.04)	$5.35	(0.26)%	$29,442	1.03%	0.97%	0.26%	65%
$(0.04)	$–	$–	$(0.04)	$5.40	0.38%	$30,733	1.05%	1.05%	0.25%	25%
$(0.06)	$–	$–	$(0.06)	$5.42	1.14%	$43,232	0.90%	0.90%	0.64%	53%
$(0.05)	$–	$–	$(0.05)	$5.42	(1.52)%	$58,280	0.81%	0.81%	(0.41)%	26%

$–	$–	$–	$–	$5.27	(0.75)%	$4,271	1.99%[f]	1.99%[f]	0.12%[f]	1%
$–	$–	$–	$–	$5.31	(0.75)%	$5,126	1.91%	1.91%	(0.53)%	7%
$–	$–	$–	$–	$5.35	(0.93)%	$9,294	1.81%	1.75%	(0.52)%	65%
$–[g]	$–	$–	$–[g]	$5.40	(0.29)%	$13,193	1.75%	1.75%	(0.45)%	25%
$(0.02)	$–	$–	$(0.02)	$5.42	0.31%	$10,113	1.69%	1.69%	(0.15)%	53%
$–[g]	$–	$–	$–[g]	$5.42	(2.34)%	$13,973	1.63%	1.63%	(1.23)%	26%

$(0.03)	$–	$–	$(0.03)	$5.32	(0.37)%	$2,048	0.98%[f]	0.98%[f]	1.13%[f]	1%
$(0.04)	$–	$–	$(0.04)	$5.37	0.27%	$2,493	0.91%	0.91%	0.47%	7%
$(0.05)	$–	$–	$(0.05)	$5.40	0.20%	$3,656	0.71%	0.65%	0.58%	65%
$(0.07)	$–	$–	$(0.07)	$5.44	0.68%	$14,180	0.57%	0.57%	0.73%	25%
$(0.08)	$–	$–	$(0.08)	$5.47	1.73%	$26,925	0.50%	0.50%	1.04%	53%
$(0.07)	$–	$–	$(0.07)	$5.46	(1.34)%	$25,409	0.47%	0.47%	(0.07)%	26%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Government Money Market Fund Class A, C, and Y:
Six months ended June 30, 2018[d]	$1.000	$0.005	$–	$0.005
Year ended December 31, 2017	$1.000	$0.004	$–	$0.004
Year ended December 31, 2016	$1.000	$0.001	$–	$0.001
Year ended December 31, 2015	$1.000	$0.001	$–	$0.001
Year ended December 31, 2014	$1.000	$– [j]	$–	$– [j]
Year ended December 31, 2013	$1.000	$– [j]	$–	$– [j]
Davis Financial Fund Class A:
Six months ended June 30, 2018[d]	$51.94	$0.33[e]	$(1.21)	$(0.88)
Year ended December 31, 2017	$44.57	$0.21[e]	$8.37	$8.58
Year ended December 31, 2016	$39.39	$0.29[e]	$5.64	$5.93
Year ended December 31, 2015	$39.59	$0.23[e]	$0.46	$0.69
Year ended December 31, 2014	$39.20	$0.29[e]	$4.80	$5.09
Year ended December 31, 2013	$30.41	$0.29[e]	$9.26	$9.55
Davis Financial Fund Class C:
Six months ended June 30, 2018[d]	$43.27	$0.11[e]	$(1.00)	$(0.89)
Year ended December 31, 2017	$37.44	$(0.13)[e]	$7.00	$6.87
Year ended December 31, 2016	$33.22	$(0.04)[e]	$4.72	$4.68
Year ended December 31, 2015	$33.63	$(0.11)[e]	$0.40	$0.29
Year ended December 31, 2014	$33.97	$(0.06)[e]	$4.14	$4.08
Year ended December 31, 2013	$26.53	$(0.04)[e]	$8.05	$8.01
Davis Financial Fund Class Y:
Six months ended June 30, 2018[d]	$53.50	$0.40[e]	$(1.24)	$(0.84)
Year ended December 31, 2017	$45.88	$0.34[e]	$8.62	$8.96
Year ended December 31, 2016	$40.52	$0.37[e]	$5.83	$6.20
Year ended December 31, 2015	$40.70	$0.29[e]	$0.49	$0.78
Year ended December 31, 2014	$40.18	$0.35[e]	$4.95	$5.30
Year ended December 31, 2013	$31.15	$0.35[e]	$9.51	$9.86
Davis Appreciation & Income Fund Class A:
Six months ended June 30, 2018[d]	$39.80	$0.28[e]	$0.26	$0.54
Year ended December 31, 2017	$34.51	$0.35[e]	$5.27	$5.62
Year ended December 31, 2016	$31.96	$0.32[e]	$2.61	$2.93
Year ended December 31, 2015	$36.02	$0.38[e]	$(4.06)	$(3.68)
Year ended December 31, 2014	$34.53	$0.38[e]	$1.48	$1.86
Year ended December 31, 2013	$27.23	$0.40[e]	$7.30	$7.70
Davis Appreciation & Income Fund Class C:
Six months ended June 30, 2018[d]	$39.94	$0.12[e]	$0.28	$0.40
Year ended December 31, 2017	$34.64	$0.10[e]	$5.26	$5.36
Year ended December 31, 2016	$32.08	$0.04[e]	$2.63	$2.67
Year ended December 31, 2015	$36.15	$0.08[e]	$(4.07)	$(3.99)
Year ended December 31, 2014	$34.69	$0.07[e]	$1.49	$1.56
Year ended December 31, 2013	$27.36	$0.15[e]	$7.33	$7.48
Davis Appreciation & Income Fund Class Y:
Six months ended June 30, 2018[d]	$39.98	$0.34[e]	$0.26	$0.60
Year ended December 31, 2017	$34.66	$0.48[e]	$5.30	$5.78
Year ended December 31, 2016	$32.10	$0.38[e]	$2.63	$3.01
Year ended December 31, 2015	$36.18	$0.45[e]	$(4.08)	$(3.63)
Year ended December 31, 2014	$34.68	$0.42[e]	$1.50	$1.92
Year ended December 31, 2013	$27.34	$0.45[e]	$7.35	$7.80

Financial Highlights – (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[b]	Net Investment Income (Loss) Ratio	Portfolio Turnover[c]

$(0.005)	$–	$–	$(0.005)	$1.000	0.51%	$204,076	0.60%[f,i]	0.60%[f,i]	1.02%[f]	NA
$(0.004)	$–	$–	$(0.004)	$1.000	0.35%	$212,755	0.62%[i]	0.60%[i]	0.34%	NA
$(0.001)	$–	$–	$(0.001)	$1.000	0.08%	$262,793	0.70%	0.38%	0.08%	NA
$(0.001)	$–	$–	$(0.001)	$1.000	0.06%	$225,151	0.70%	0.10%	0.06%	NA
$– [j]	$–	$–	$– [j]	$1.000	0.03%	$234,337	0.62%	0.07%	0.04%	NA
$– [j]	$–	$–	$– [j]	$1.000	0.04%	$334,405	0.64%	0.09%	0.04%	NA

$–	$–	$–	$–	$51.06	(1.69)%	$539,902	0.95%[f]	0.95%[f]	1.25%[f]	6%
$(0.17)	$(1.04)	$–	$(1.21)	$51.94	19.27%	$626,153	0.98%	0.98%	0.43%	7%
$(0.29)	$(0.46)	$–	$(0.75)	$44.57	15.04%	$508,457	0.92%	0.92%	0.72%	17%
$(0.19)	$(0.70)	$–	$(0.89)	$39.39	1.74%	$609,519	0.86%	0.86%	0.58%	5%
$(0.28)	$(4.42)	$–	$(4.70)	$39.59	13.01%	$560,905	0.86%	0.86%	0.72%	32%
$(0.19)	$(0.57)	$–	$(0.76)	$39.20	31.45%	$538,410	0.88%	0.88%	0.83%	0%[k]

$–	$–	$–	$–	$42.38	(2.06)%	$177,084	1.70%[f]	1.70%[f]	0.50%[f]	6%
$–	$(1.04)	$–	$(1.04)	$43.27	18.38%	$177,326	1.73%	1.73%	(0.32)%	7%
$–	$(0.46)	$–	$(0.46)	$37.44	14.08%	$140,605	1.74%	1.74%	(0.10)%	17%
$–	$(0.70)	$–	$(0.70)	$33.22	0.86%	$110,457	1.75%	1.75%	(0.31)%	5%
$–	$(4.42)	$–	$(4.42)	$33.63	12.03%	$79,140	1.76%	1.76%	(0.18)%	32%
$–	$(0.57)	$–	$(0.57)	$33.97	30.24%	$70,174	1.79%	1.79%	(0.08)%	0%[k]

$–	$–	$–	$–	$52.66	(1.57)%	$661,513	0.70%[f]	0.70%[f]	1.50%[f]	6%
$(0.30)	$(1.04)	$–	$(1.34)	$53.50	19.56%	$570,816	0.72%	0.72%	0.69%	7%
$(0.38)	$(0.46)	$–	$(0.84)	$45.88	15.27%	$331,889	0.72%	0.72%	0.92%	17%
$(0.26)	$(0.70)	$–	$(0.96)	$40.52	1.91%	$192,596	0.71%	0.71%	0.73%	5%
$(0.36)	$(4.42)	$–	$(4.78)	$40.70	13.20%	$89,443	0.70%	0.70%	0.88%	32%
$(0.26)	$(0.57)	$–	$(0.83)	$40.18	31.71%	$59,236	0.71%	0.71%	1.00%	0%[k]

$(0.16)	$–	$–	$(0.16)	$40.18	1.35%	$93,365	1.01%[f]	1.01%[f]	1.37%[f]	12%
$(0.33)	$–	$–	$(0.33)	$39.80	16.35%	$97,806	1.02%	1.02%	0.97%	19%
$(0.38)	$–	$–	$(0.38)	$34.51	9.20%	$95,709	0.91%	0.90%	0.98%	109%[l]
$(0.38)	$–	$–	$(0.38)	$31.96	(10.27)%	$172,111	0.87%	0.87%	1.08%	32%
$(0.37)	$–	$–	$(0.37)	$36.02	5.37%	$217,723	0.87%	0.87%	1.05%	20%
$(0.40)	$–	$–	$(0.40)	$34.53	28.44%	$211,772	0.93%	0.93%	1.31%	18%

$(0.02)	$–	$–	$(0.02)	$40.32	0.99%	$30,958	1.76%[f]	1.76%[f]	0.62%[f]	12%
$(0.06)	$–	$–	$(0.06)	$39.94	15.48%	$34,668	1.76%	1.76%	0.23%	19%
$(0.11)	$–	$–	$(0.11)	$34.64	8.33%	$50,316	1.75%	1.74%	0.14%	109%[l]
$(0.08)	$–	$–	$(0.08)	$32.08	(11.04)%	$70,140	1.72%	1.72%	0.23%	32%
$(0.10)	$–	$–	$(0.10)	$36.15	4.48%	$66,212	1.72%	1.72%	0.20%	20%
$(0.15)	$–	$–	$(0.15)	$34.69	27.40%	$64,616	1.74%	1.74%	0.50%	18%

$(0.22)	$–	$–	$(0.22)	$40.36	1.52%	$66,041	0.68%[f]	0.68%[f]	1.70%[f]	12%
$(0.46)	$–	$–	$(0.46)	$39.98	16.75%	$68,974	0.69%	0.69%	1.30%	19%
$(0.45)	$–	$–	$(0.45)	$34.66	9.44%	$61,950	0.70%	0.69%	1.19%	109%[l]
$(0.45)	$–	$–	$(0.45)	$32.10	(10.11)%	$61,583	0.68%	0.68%	1.27%	32%
$(0.42)	$–	$–	$(0.42)	$36.18	5.52%	$38,551	0.72%	0.72%	1.20%	20%
$(0.46)	$–	$–	$(0.46)	$34.68	28.70%	$20,679	0.75%	0.75%	1.49%	18%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Real Estate Fund Class A:
Six months ended June 30, 2018[d]	$39.70	$0.51[e]	$0.42	$0.93
Year ended December 31, 2017	$38.82	$0.58[e]	$2.62	$3.20
Year ended December 31, 2016	$35.96	$0.43[e]	$3.06	$3.49
Year ended December 31, 2015	$35.79	$0.37[e]	$0.23	$0.60
Year ended December 31, 2014	$28.41	$0.40[e]	$7.42	$7.82
Year ended December 31, 2013	$29.25	$0.42[e]	$(0.90)	$(0.48)
Davis Real Estate Fund Class C:
Six months ended June 30, 2018[d]	$39.69	$0.35[e]	$0.42	$0.77
Year ended December 31, 2017	$38.81	$0.28[e]	$2.58	$2.86
Year ended December 31, 2016	$35.97	$0.06[e]	$3.07	$3.13
Year ended December 31, 2015	$35.79	$0.04[e]	$0.25	$0.29
Year ended December 31, 2014	$28.41	$0.11[e]	$7.43	$7.54
Year ended December 31, 2013	$29.25	$0.16[e]	$(0.90)	$(0.74)
Davis Real Estate Fund Class Y:
Six months ended June 30, 2018[d]	$40.25	$0.57[e]	$0.43	$1.00
Year ended December 31, 2017	$39.33	$0.66[e]	$2.68	$3.34
Year ended December 31, 2016	$36.44	$0.43[e]	$3.17	$3.60
Year ended December 31, 2015	$36.26	$0.42[e]	$0.26	$0.68
Year ended December 31, 2014	$28.78	$0.44[e]	$7.56	$8.00
Year ended December 31, 2013	$29.63	$0.49[e]	$(0.91)	$(0.42)

[a]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

[b]	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers.

[c]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[d]	Unaudited.

[e]	Per share calculations were based on average shares outstanding for the period.

[f]	Annualized.

Financial Highlights – (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[b]	Net Investment Income (Loss) Ratio	Portfolio Turnover[c]

$(0.22)	$–	$–	$(0.22)	$40.41	2.37%	$127,175	0.99%[f]	0.99%[f]	2.73%[f]	19%
$(0.37)	$(1.95)	$–	$(2.32)	$39.70	8.30%	$138,113	0.97%	0.97%	1.46%	23%
$(0.63)	$–	$–	$(0.63)	$38.82	9.71%	$152,733	0.93%	0.92%	1.08%	53%
$(0.43)	$–	$–	$(0.43)	$35.96	1.69%	$176,995	0.94%	0.94%	1.01%	93%
$(0.44)	$–	$–	$(0.44)	$35.79	27.68%	$198,029	0.96%	0.96%	1.21%	53%
$(0.36)	$–	$–	$(0.36)	$28.41	(1.67)%	$172,531	0.98%	0.98%	1.40%	75%

$(0.06)	$–	$–	$(0.06)	$40.40	1.96%	$14,999	1.83%[f]	1.83%[f]	1.89%[f]	19%
$(0.03)	$(1.95)	$–	$(1.98)	$39.69	7.40%	$16,209	1.81%	1.81%	0.62%	23%
$(0.29)	$–	$–	$(0.29)	$38.81	8.71%	$22,288	1.82%	1.81%	0.19%	53%
$(0.11)	$–	$–	$(0.11)	$35.97	0.83%	$23,940	1.81%	1.81%	0.14%	93%
$(0.16)	$–	$–	$(0.16)	$35.79	26.58%	$27,851	1.84%	1.84%	0.33%	53%
$(0.10)	$–	$–	$(0.10)	$28.41	(2.54)%	$24,243	1.85%	1.85%	0.53%	75%

$(0.27)	$–	$–	$(0.27)	$40.98	2.53%	$58,024	0.73%[f]	0.73%[f]	2.99%[f]	19%
$(0.47)	$(1.95)	$–	$(2.42)	$40.25	8.57%	$48,532	0.73%	0.73%	1.70%	23%
$(0.71)	$–	$–	$(0.71)	$39.33	9.90%	$44,330	0.73%	0.72%	1.28%	53%
$(0.50)	$–	$–	$(0.50)	$36.44	1.92%	$39,148	0.74%	0.74%	1.21%	93%
$(0.52)	$–	$–	$(0.52)	$36.26	27.96%	$33,548	0.74%	0.74%	1.43%	53%
$(0.43)	$–	$–	$(0.43)	$28.78	(1.45)%	$19,456	0.76%	0.76%	1.62%	75%

[g]	Less than $0.005 per share.

[h]
Davis Opportunity Fund's performance benefited from IPO purchases, adding approximately 1% to the Fund's total return in 2014 and approximately 3% to the Fund's total return in 2013. After purchase, the IPOs rapidly increased in value. The Adviser purchases shares intending to benefit from long-term growth of the underlying company; the rapid appreciation of the IPOs were unusual occurrences. Such performance may not continue in the future.

[i]
Includes the recapture of expenses reimbursed from prior fiscal years. Excluding the recapture of prior reimbursed expenses, the gross and net expense ratios in the six months ended June 30, 2018 would have both been 0.50%, and in the year ended December 31, 2017 would have been 0.55% and 0.52%, respectively.

[j]	Less than $0.0005 per share.

[k]	Less than 0.50%.

[l]	As a result of the change in portfolio management on July 1, 2016, portfolio turnover was unusually high.

See Notes to Financial Statements

DAVIS SERIES, INC.	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2018. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, Davis Government Money Market Fund, and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following facts and conclusions were important, but not exclusive, to the Independent Directors' recommendation to renew the Advisory Agreements.

The Independent Directors considered the investment performance of each Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether a Fund:

1.	Achieves satisfactory investment results over the long-term, after all costs;
2.
Efficiently and effectively handles shareholder transactions, inquiries, requests and records, provides quality accounting, legal and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some but not all of these services.

A shareholder's ultimate return is the product of a fund's results as well as the shareholder's behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful positive impact on investor behavior.

In aggregate, Davis Advisors, employees of Davis Advisors, and the Davis family have made significant investments in the Funds. The Independent Directors considered that these investments tends to align Davis Advisors', Davis Advisors' employees, and Davis family's interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.

The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds' shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors' investment process as well as the experience, capability and integrity of its senior management and other personnel.

The Independent Directors recognized Davis Advisors' (a) efforts to minimize transaction costs by generally having a long- term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules and breakpoints (if applicable) of each of the Funds, including an assessment of competitive fee schedules (and breakpoints, if applicable).

The Independent Directors reviewed the management fee schedule for each Fund, profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds' net assets increase, and whether the fee schedules should reflect those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Funds.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors' sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Funds and Davis Advisors' other lines of business.

Davis Financial Fund

The Independent Directors noted that Davis Financial Fund Class A shares outperformed its benchmark, the Standard & Poor's 500® Index ("S&P 500®"), over the three-year time period, as well as since its inception on May 1, 1991, but underperformed the S&P 500® over the one- and ten-year time periods, all periods ended February 28, 2018. The Fund performed approximately in-line with its benchmark over the five-year time period ended February 28, 2018.

Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional financial services funds (the "Performance Universe Average"), as well as the relevant Lipper Index. The report indicated that the Fund outperformed the Performance Universe Average and the Lipper Index over the one-, four-, and ten-year time periods, but underperformed both over the two-year time period, all periods ended December 31, 2017. The Fund outperformed the Performance Universe Average over the three- and five-year periods, but underperformed the Lipper Index during these same time periods, all periods ended December 31, 2017.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Davis Financial Fund – (Continued)

The Independent Directors also reviewed the Fund's performance versus both the S&P 500® and the Lipper Financial Services category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® and the Lipper Financial Services category in 14 out of 23 rolling five-year time periods, all periods ended December 31 for each year from 1995 through 2017. The Fund outperformed the S&P 500® in 11 out of 18 rolling ten-year time periods and the Lipper Financial Services category in 12 out of 18 rolling ten-year time periods, all periods ended December 31 for each year from 2000 through 2017.

The Independent Directors considered Davis Financial Fund's management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Broadridge.

Davis Opportunity Fund

The Independent Directors noted that Davis Opportunity Fund Class A shares outperformed its benchmark, the Russell 3000® Index ("Russell 3000®"), over the one-, three-, five- and ten-year time periods, as well as since its inception on December 1, 1994, all periods ended February 28, 2018. Davis Advisors oversaw a sub-adviser for the period from May 1, 1984, until December 31, 1998. After this date, Davis Advisors became sole investment manager for the Fund.

Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional multi-cap core funds (the "Performance Universe Average"), as well as the relevant Lipper Index. The report indicated that the Fund outperformed the Performance Universe Average and the Lipper Index over the one-, two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2017.

The Independent Directors also reviewed the Fund's performance versus both the Russell 3000® and the Lipper Multi-Cap Core category when measured over rolling five- and ten-year time frames. The Fund outperformed the Russell 3000® in 8 out of 15 rolling five-year time periods and the Lipper Multi-Cap Core category in 9 out of 15 rolling five-year time periods, all periods ended December 31 for each year from 2003 through 2017. The Fund outperformed the Russell 3000® in 4 out of 10 rolling ten-year time periods and the Lipper Multi-Cap Core category in 7 out of 10 rolling ten-year time periods, all periods ended December 31 for each year from 2008 through 2017.

The Independent Directors considered Davis Opportunity Fund's management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Broadridge.

Davis Real Estate Fund

The Independent Directors noted that Davis Real Estate Fund Class A shares underperformed its benchmark, the Wilshire U.S. Real Estate Securities Index ("Wilshire Index"), over the ten-year time period, as well as since its inception on January 3, 1994, but outperformed the Wilshire Index over the one-, three- and five-year time periods, all periods ended February 28, 2018.

Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional real estate funds (the "Performance Universe Average"), as well as the relevant Lipper Index. The report indicated that the Fund outperformed the Performance Universe Average and the Lipper Index over the one-, two-, three- and four-year time periods, but underperformed both over the ten-year time period, all periods ended December 31, 2017. During the five-year time period, ended December 31, 2017, the Fund outperformed the Performance Universe Average, but underperformed the Lipper Index.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Davis Real Estate Fund – (Continued)

The Independent Directors also reviewed the Fund's performance versus both the Wilshire Index and the Lipper Real Estate category when measured over rolling five- and ten-year time frames. The Fund outperformed the Wilshire Index in 4 out of 20 rolling five-year time periods and the Lipper Real Estate category in 5 out of 20 rolling five-year time periods, all periods ended December 31 for each year from 1998 through 2017. The Fund underperformed the Wilshire Index and the Lipper Real Estate category in all but one of the 15 rolling ten-year time periods, all periods ended December 31 for each year from 2003 through 2017. In reviewing the performance, the Directors considered that the Fund is able to invest a limited amount of assets outside of REITs, while the Wilshire Index, as well as other funds provided in the report, are primarily REIT only funds.

The Independent Directors considered Davis Real Estate Fund's management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Broadridge.

Davis Appreciation & Income Fund

The Independent Directors noted that Davis Appreciation & Income Fund Class A shares underperformed its benchmark, the Standard & Poor's 500® Index ("S&P 500®"), over all time periods, which include the one-, three-, five-, and ten-year time periods, as well as since its inception on May 1, 1992, all periods ended February 28, 2018.

Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional mixed-asset target allocation growth funds (the "Performance Universe Average"), as well as the relevant Lipper Index. The report indicated that the Fund outperformed the Performance Universe Average and the Lipper Index over the two-year time period, but underperformed both over the three, four-, five-, and ten-year time periods, all periods ended December 31, 2017. The Fund outperformed the Performance Universe Average over the one-year period, but underperformed the Lipper Index during this same period.

The Independent Directors also reviewed the Fund's performance versus both the S&P 500® and the Lipper Mixed-Asset Target Allocation Growth ("Lipper MATG") category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 9 out of 22 rolling five-year time periods and outperformed the Lipper MATG category in 12 out of 22 rolling five-year time periods, all periods ended December 31 for each year from 1996 through 2017. The Fund outperformed the S&P 500® in 7 out of 17 rolling ten-year time periods and outperformed the Lipper MATG category in 10 out of 17 rolling ten-year time periods, all periods ended December 31 for each year from 2001 through 2017.

The Independent Directors considered Davis Appreciation & Income Fund's management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Broadridge.

Davis Government Bond Fund

The Independent Directors noted that Davis Government Bond Fund Class A shares underperformed its benchmark, the Citigroup U.S. Treasury/Agency 1-3 Year Index ("Citigroup Index"), over all time periods, which include the one-, three-, five-, and ten-year time periods, as well as since its inception on December 1, 1994, all periods ended February 28, 2018.

Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional short U.S. government funds (the "Performance Universe Average"), as well as the relevant Lipper Index. The report indicated that the Fund underperformed the Performance Universe Average and the Lipper Index over the one‑, two-, three-, four-, and five-year time periods, all periods ended December 31, 2017. During the ten-year time period, ended December 31, 2017, the Fund performed in line with the Performance Universe Average, but underperformed the Lipper Index.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Davis Government Bond Fund – (Continued)

The Independent Directors also reviewed the Fund's performance versus both the Citigroup Index and the Lipper Short U.S. Government category when measured over rolling five- and ten-year time frames. The Fund outperformed the Citigroup Index in 2 out of 20 rolling five-year time periods and outperformed the Lipper Short U.S. Government category in 6 out of 20 rolling five-year time periods, all periods ended December 31 for each year from 1998 through 2017. The Fund underperformed the Citigroup Index in 15 out of 15 rolling ten-year time periods and outperformed the Lipper Short U.S. Government category in 3 out of 15 rolling ten-year time periods, all periods ended December 31 for each year from 2003 through 2017.

The Independent Directors considered Davis Government Bond Fund's management fee and total expense ratio. They observed that both were reasonable and the management fee was below the average and median of its peer group, as determined by Broadridge.

Davis Government Money Market Fund

The Independent Directors noted that Davis Government Money Market Fund Class A shares outperformed the Morningstar U.S. Money Market - Taxable Funds ("Morningstar MMTF") category over the ten-year time period, but underperformed over the one-, three-, and five-year time periods, as well as since its inception on October 26, 1989, all periods ended February 28, 2018.

Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail U.S. government money market funds (the "Performance Universe Average"), as well as the relevant Lipper Index. The report indicated that the Fund outperformed the Performance Universe Average and the Lipper Index over the two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2017. The Fund outperformed the Performance Universe Average, but underperformed the Lipper Index over the one-year period ended December 31, 2017.

The Independent Directors also reviewed the Fund's performance versus both the Lipper U.S. Government Money Market Funds ("Lipper") category and the Morningstar MMTF ("Morningstar") category when measured over rolling five- and ten-year time frames. The Fund outperformed the Lipper category in 20 out of 25 rolling five-year time periods, and outperformed the Morningstar category in 17 out of 25 rolling five-year time periods, all periods ended December 31 for each year from 1993 through 2017. The Fund outperformed both the Lipper and Morningstar categories in 15 out of 20 rolling ten-year time periods, all periods ended December 31 for each year from 1998 through 2017. The Fund has outperformed both for 15 consecutive years since 2003.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, Davis Government Money Market Fund, and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors' shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, and Davis Government Money Market Fund were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of their peer groups, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS SERIES, INC.	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of "cookies" when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, Annual, and Semi-Annual Report to shareholders having the same last name and address on the Funds' records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279. Individual copies of current prospectuses and reports will be sent to you within 30 days after the Funds receive your request to stop householding.

DAVIS SERIES, INC.	Directors and Officers

For the purpose of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name (birthdate)	Position(s) Held With Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Trustee, DCT Industrial Trust (REIT); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004/Chairman since 2009	Co-CEO and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings
Company (educational and
media company); Director,
Colfax Corp. (engineering and
manufacturer of pumps and
fluid handling equipment);
Director, Cable ONE Inc.
(cable service provider).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha C. Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director,
Modine Manufacturing
Company (heat transfer
technology); Director, Chicago
Bridge & Iron Company, N.V.
(industrial construction and
engineering); Lead
Independent Director, Fifth
Third Bancorp (diversified
financial services).

DAVIS SERIES, INC.	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC.	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee, Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company); Director, The Coca
Cola Company (beverage
company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.

DAVIS SERIES, INC.

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Series, Inc., including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds' Statement of Additional Information contains additional information about the Funds' Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds' website at www.davisfunds.com. Quarterly Fact Sheets are available on the Funds' website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of directors has determined that independent trustee Marsha Williams qualifies as the "audit committee financial expert", as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

 Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 29, 2018

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: August 29, 2018